UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
 		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-5690; 811-6618;
811-3169

FIRST INVESTORS SERIES FUND
FIRST INVESTORS SERIES FUND II, INC.
FIRST INVESTORS GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2004

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2004

Item 1.  Reports to Stockholders

		The Annual Report to Stockholders follows

[First Investors Logo]

EQUITY FUNDS


TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL


ANNUAL REPORT
September 30, 2004

Portfolio Managers' Letter
FIRST INVESTORS TOTAL RETURN FUND

Dear Investor:

This is the annual report for the First Investors Total Return Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 9.7% for Class A shares and 8.9% for Class B shares, including dividends of 20.0 cents per share on Class A shares and
11.8 cents per share on Class B shares.

The primary drivers of the Fund's performance were the improving economy, the rise in energy prices and solid performance of the equity markets. Given the solid rise in equity prices during the fiscal year, the Fund was helped by its 64% average equity allocation.

More than three-quarters of the return of the equity portion of the portfolio was attributable to four groups: the energy, financials, consumer discretionary and industrials sectors. To a lesser extent, the Fund's focus on firms with dividends benefited performance, as their shares outperformed non-paying ones. An underweight position in the consumer staples sector also aided returns. In addition, the Fund's multi-cap strategy aided performance, as mid- and small-cap equities outperformed their larger capitalization counterparts.

The Fund's average bond allocation of 31.5% made it slightly underweight in bonds. The bond portion of the Fund had approximately two-thirds of its assets in investment grade corporate bonds, and one-third in mortgage-backed bonds. Both sectors outperformed the bond market in general as yield spreads on corporate and mortgage-backed bonds narrowed versus Treasury securities.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities

/s/ CLARK D. WAGNER
Clark D. Wagner
Director of Fixed Income

October 29, 2004

Understanding Your Fund's Expenses
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, April 1, 2004, and held for the entire six-month period ended September 30, 2004. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These lines help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expense you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
FIRST INVESTORS TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class A Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00         $989.43       $7.06
Hypothetical (5% return before expenses)         $1,000.00       $1,017.90       $7.16
----------------------------------------------------------------------------------------------

                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class B Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                          $1,000.00         $986.04      $10.53
 Hypothetical (5% return before expenses)        $1,000.00       $1,014.40      $10.68
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.42% for Class A shares and 2.12% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                               19.7%
Consumer Discretionary                   11.5%
Information Technology                   10.7%
Health Care                               9.8%
Mortgage-Backed Certificates              9.5%
Industrials                               9.1%
Consumer Staples                          8.1%
Energy                                    5.6%
Materials                                 5.5%
Utilities                                 3.1%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total market value of investments.

Cumulative Performance Information
FIRST INVESTORS TOTAL RETURN FUND

Comparison of change in value of $10,000 investment in the First Investors Total Return Fund (Class A shares), the Lehman Brothers U.S. Government Bond/Credit Index, the Merrill Lynch U.S. Corporate & Government Master Index+ and the Standard & Poor's 500 Index.

FIRST INVESTORS TOTAL RETURN FUND
GRAPH PLOT POINTS
As of September 30, 2004
                                                            MERRILL LYNCH
                                    LEHMAN                  U.S CORPORATE
            TOTAL RETURN     U.S. GOV/BOND      S&P 500    AND GOVERNMENT
                    FUND      CREDIT INDEX        INDEX      MASTER INDEX

Dec-94            $9,425           $10,000      $10,000           $10,000
Dec-95            11,957            11,924       13,758            11,906
Dec-96            13,226            12,270       16,917            12,252
Dec-97            15,618            13,468       22,561            13,451
Sep-98            16,104            14,725       23,915            14,699
Sep-99            18,205            14,486       30,565            14,481
Sep-00            21,589            15,462       34,625            15,452
Sep-01            17,888            17,498       25,408            17,524
Sep-02            15,855            19,099       20,203            19,120
Sep-03            18,326            20,342       25,132            20,308
Sep-04            20,019            21,019       28,617            20,984

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares           N.A.V. Only   S.E.C. Standardized
  One Year                  9.65%          3.38%
  Five Years                1.95%          0.76%
  Ten Years                 7.62%          6.98%
Class B Shares
  One Year                  8.92%          4.92%
  Five Years                1.23%          0.85%
  Since Inception
  (1/12/95)                 7.27%          7.27%

  The graph compares a $10,000 investment in the First Investors Total Return Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers U.S. Government Bond/Credit Index, the Merrill Lynch Corporate & Government Master Index and the Standard & Poor's 500 Index (the "Indices"). The Lehman Brothers U.S. Government Bond/Credit Index combines the Lehman Brothers U.S. Government Bond Index with the Lehman Brothers U.S. Credit Index. The U.S. Government Bond Index is made up of the Treasury Bond Index (all public obligations of the U.S. Treasury) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The U.S. Credit Index includes all publicly issued, fixed-rate, nonconvertible investment grade dollar-denominated, S.E.C.-registered corporate debt. All issues in each Index have at least one year to maturity and an outstanding par value of at least $150 million. The Merrill Lynch U.S. Corporate & Government Master Index tracks the performance of U.S. dollar-denominated investment grade U.S. Government and corporate public debt issued in the U.S. domestic bond market, excluding collateralized products such as Mortgage Pass-Through and Assets Backed securities. Qualifying bonds have at least one year to maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for all other securities. The Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

FIRST INVESTORS TOTAL RETURN FUND

* Average Annual Total Return figures (for the periods ended 9/30/04) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.17%, .52% and 6.72%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been 4.72%, .61% and 7.01%, respectively. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers U.S. Government Bond/Credit Index figures are from Lehman Brothers, Inc., Merrill Lynch U.S. Corporate & Government Master Index figures are from Merrill Lynch & Co., Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch U.S. Corporate &
  Government Master Index this year because that Index is more representative of the Fund's current investment universe. After this year, we will not show a comparison to the Lehman Brothers U.S. Government Bond/Credit Index.

This page intentionally left blank.

Portfolio of Investments
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--62.3%
              Consumer Discretionary--8.4%
    55,400  * AnnTaylor Stores Corporation                                                      $1,296,360         $48
    62,500    Blockbuster, Inc. - Class "A"                                                        474,375          18
    14,400    Clear Channel Communications, Inc.                                                   448,848          17
    39,800  * Cost Plus, Inc.                                                                    1,408,124          53
     3,900  * Domino's Pizza, Inc.                                                                  57,330           2
    38,200  * Fox Entertainment Group, Inc. - Class "A"                                          1,059,668          40
    51,400  * GameStop Corporation - Class "A"                                                     951,414          36
    22,200    Gap, Inc.                                                                            415,140          15
    14,400    Genuine Parts Company                                                                552,672          21
    20,400    Harley-Davidson, Inc.                                                              1,212,576          45
    32,200    Hasbro, Inc.                                                                         605,360          23
    68,000  * Hollywood Entertainment Corporation                                                  671,160          25
    29,400    Home Depot, Inc.                                                                   1,152,480          43
    44,100    J.C. Penney Company, Inc. (Holding Company)                                        1,555,848          58
    17,700    Lear Corporation                                                                     963,765          36
    43,500    Leggett & Platt, Inc.                                                              1,222,350          46
    48,700    Mattel, Inc.                                                                         882,930          33
    73,500    McDonald's Corporation                                                             2,060,205          77
    90,000  * Office Depot, Inc.                                                                 1,352,700          51
    28,100    Pier 1 Imports, Inc.                                                                 508,048          19
    35,600    Polo Ralph Lauren Corporation - Class "A"                                          1,294,772          48
    24,700    Ross Stores, Inc.                                                                    578,968          22
    19,200    Sherwin-Williams Company                                                             844,032          32
    26,400    Viacom, Inc. - Class "B"                                                             885,984          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,455,109         841
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--4.3%
    29,400    Altria Group, Inc.                                                                 1,382,976          52
    29,400    American Italian Pasta Company - Class "A"                                           768,810          29
    17,500    Anheuser-Busch Companies, Inc.                                                       874,125          33
    17,000    Bunge, Ltd.                                                                          679,660          25
    14,500    Coca-Cola Company                                                                    580,725          22
    33,300    Hormel Foods Corporation                                                             891,774          33
    18,400    Kimberly-Clark Corporation                                                         1,188,456          45
    14,700    PepsiCo, Inc.                                                                        715,155          27
    21,800    Procter & Gamble Company                                                           1,179,816          44
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    35,300  * Smithfield Foods, Inc.                                                              $882,500         $33
    17,200    Tootsie Roll Industries, Inc.                                                        502,584          19
    22,100    Wal-Mart Stores, Inc.                                                              1,175,720          44
    22,500    WD-40 Company                                                                        643,500          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,465,801         430
----------------------------------------------------------------------------------------------------------------------
              Energy--5.0%
    22,000    Anadarko Petroleum Corporation                                                     1,459,920          55
    75,000    Chesapeake Energy Corporation                                                      1,187,250          44
    14,400    ConocoPhillips                                                                     1,193,040          45
    14,400    EOG Resources, Inc.                                                                  948,240          36
    37,600    ExxonMobil Corporation                                                             1,817,208          68
    23,500  * Noble Corporation                                                                  1,056,325          40
    44,100    Suncor Energy, Inc.                                                                1,411,640          53
    37,300  * Swift Energy Company                                                                 893,708          33
    45,600  * Transocean, Inc.                                                                   1,631,568          61
    53,000    XTO Energy, Inc.                                                                   1,721,440          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,320,339         499
----------------------------------------------------------------------------------------------------------------------
              Financials--12.7%
    20,600    American Express Company                                                           1,060,076          40
    20,600    American International Group, Inc.                                                 1,400,594          52
    32,200    AmSouth Bancorporation                                                               785,680          29
    57,006    Bank of America Corporation                                                        2,470,070          93
    13,100    Bear Stearns Companies, Inc.                                                       1,259,827          47
    44,100    Citigroup, Inc.                                                                    1,945,692          73
    36,800    Colonial BancGroup, Inc.                                                             752,560          28
    35,800    Endurance Specialty Holdings, Ltd.                                                 1,150,970          43
    14,600    Fannie Mae                                                                           925,640          35
    14,700    GreenPoint Financial Corporation                                                     682,227          26
    45,600    JPMorgan Chase & Company                                                           1,811,688          68
    13,900    Lehman Brothers Holdings, Inc.                                                     1,108,108          41
    29,600    Marsh & McLennan Companies, Inc.                                                   1,354,496          51
    50,000    MBNA Corporation                                                                   1,260,000          47
    10,200    Merrill Lynch & Company, Inc.                                                        507,144          19
    38,200    Montpelier Re Holdings, Ltd.                                                       1,401,176          52
    16,200    Morgan Stanley                                                                       798,660          30
    18,600    National City Corporation                                                            718,332          27
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    61,300    New York Community Bancorp, Inc.                                                  $1,259,102         $47
    66,300    NewAlliance Bancshares, Inc.                                                         951,405          36
    28,550    Old Republic International Corporation                                               714,607          27
    22,000    Plum Creek Timber Company, Inc. (REIT)                                               770,660          29
    28,300    Safeco Corporation                                                                 1,291,895          48
    14,700    South Financial Group, Inc.                                                          414,540          16
    58,800    Sovereign Bancorp, Inc.                                                            1,283,016          48
    49,900    U.S. Bancorp                                                                       1,442,110          54
    28,800    Wachovia Corporation                                                               1,352,160          51
    36,700    Washington Mutual, Inc.                                                            1,434,236          54
    20,500    Wells Fargo & Company                                                              1,222,415          46
     5,700    Willis Group Holdings, Ltd.                                                          213,180           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,742,266       1,265
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.4%
    47,000    Abbott Laboratories                                                                1,990,920          75
    29,400  * Accredo Health, Inc.                                                                 692,958          26
    11,800    Aetna, Inc.                                                                        1,179,174          44
    13,500  * Amgen, Inc.                                                                          765,180          29
    27,900  * Anthem, Inc.                                                                       2,434,275          91
    78,100  * Boston Scientific Corporation                                                      3,102,913         116
     8,800    Eli Lilly & Company                                                                  528,440          20
    18,900  * Forest Laboratories, Inc.                                                            850,122          32
     5,800  * Genentech, Inc.                                                                      304,036          11
    25,800    Guidant Corporation                                                                1,703,832          64
     4,560  * Hospira, Inc.                                                                        139,536           5
    29,400    Johnson & Johnson                                                                  1,656,102          62
    15,400  * Laboratory Corporation of America Holdings                                           673,288          25
    14,800    Medtronic, Inc.                                                                      768,120          29
    23,500    Merck & Company, Inc.                                                                775,500          29
    88,080    Pfizer, Inc.                                                                       2,695,248         101
    42,800  * Priority Healthcare Corporation                                                      862,420          32
    35,300    Wyeth                                                                              1,320,220          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,442,284         841
----------------------------------------------------------------------------------------------------------------------
              Industrials--7.2%
    15,100    3M Company                                                                         1,207,547          45
    60,300  * AGCO Corporation                                                                   1,363,985          51
    14,900    Alexander & Baldwin, Inc.                                                            505,706          19
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    74,100    American Power Conversion Corporation                                             $1,288,599         $49
     9,300    Caterpillar, Inc.                                                                    748,185          28
    29,800    Cendant Corporation                                                                  643,680          24
    29,500    Chicago Bridge & Iron
                Company NV - NY Shares                                                             884,705          33
    10,600    Eaton Corporation                                                                    672,146          25
    15,000    Engineered Support Systems, Inc.                                                     684,600          26
    14,800    Harsco Corporation                                                                   664,520          25
    26,200    Honeywell International, Inc.                                                        939,532          35
    17,800    Lockheed Martin Corporation                                                          992,884          37
    57,900    Masco Corporation                                                                  1,999,287          75
    32,500    Northrop Grumman Corporation                                                       1,733,225          65
    59,300  * Pinnacle Airlines Corporation                                                        598,930          23
    17,500    Pitney Bowes, Inc.                                                                   771,750          29
    20,700    Rockwell Automation, Inc.                                                            801,090          30
    34,100    SPX Corporation                                                                    1,207,140          45
    14,600    United Technologies Corporation                                                    1,363,348          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,070,859         715
----------------------------------------------------------------------------------------------------------------------
              Information Technology--9.6%
     4,400    Analog Devices, Inc.                                                                 170,632           6
    59,500  * Cisco Systems, Inc.                                                                1,076,950          40
    29,400    Diebold, Inc.                                                                      1,372,980          51
    42,900  * Electronics for Imaging, Inc.                                                        696,696          26
   103,000  * EMC Corporation                                                                    1,188,620          45
   168,600  * Entrust, Inc.                                                                        426,558          16
    41,376    First Data Corporation                                                             1,799,856          68
    58,800    Hewlett-Packard Company                                                            1,102,500          41
    51,700    Intel Corporation                                                                  1,037,102          39
    23,600    Intersil Corporation - Class "A"                                                     375,948          14
    14,500    Intuit, Inc.                                                                         658,300          25
    74,900  * Lexar Media, Inc.                                                                    628,410          24
    72,200  * McAfee, Inc.                                                                       1,451,220          54
   103,300    Microsoft Corporation                                                              2,856,245         107
     9,100  * NAVTEQ                                                                               324,324          12
    87,800    Nokia Corporation - Class "A" (ADR)                                                1,204,616          45
    57,300  * Paxar Corporation                                                                  1,299,564          49
    46,000    QUALCOMM, Inc.                                                                     1,795,840          67
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    41,800  * SanDisk Corporation                                                               $1,217,216         $46
    19,100    StarTek, Inc.                                                                        598,976          22
    36,800  * Storage Technology Corporation                                                       929,568          35
    54,385  * Taiwan Semiconductor Manufacturing Co., Ltd.
               (ADR)                                                                               388,309          15
    23,800  * Tech Data Corporation                                                                917,490          34
    28,500  * Thermo Electron Corporation                                                          770,070          29
    65,100  * VERITAS Software Corporation                                                       1,158,780          43
    10,400  * Xilinx, Inc.                                                                         280,800          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,727,570         964
----------------------------------------------------------------------------------------------------------------------
              Materials--4.0%
    19,200    Dow Chemical Company                                                                 867,456          33
    23,700    Freeport-McMoRan Copper &
                Gold, Inc. - Class "B"                                                             959,850          36
    42,700    Georgia-Pacific Corporation                                                        1,535,065          58
    35,500    Lubrizol Corporation                                                               1,228,300          46
    41,200    MeadWestvaco Corporation                                                           1,314,280          49
    13,200    PPG Industries, Inc.                                                                 808,896          30
    17,500    Praxair, Inc.                                                                        747,950          28
    60,900    RPM International, Inc.                                                            1,074,885          40
    16,400    United States Steel Corporation                                                      616,968          23
    23,700    Weyerhaeuser Company                                                               1,575,576          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,729,226         402
----------------------------------------------------------------------------------------------------------------------
              Other--.8%
    26,500    Nasdaq - 100 Index Tracking Stock                                                    930,680          35
    10,300    SPDR Trust Series "1"                                                              1,151,334          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,082,014          78
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.7%
    41,200    SBC Communications, Inc.                                                           1,069,140          40
    22,100    Verizon Communications, Inc.                                                         870,298          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,939,438          73
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.2%
    34,600    Atmos Energy Corporation                                                            $871,574         $32
    22,100    Consolidated Edison, Inc.                                                            929,084          35
    12,200    Dominion Resources, Inc.                                                             796,050          30
    26,500    ONEOK, Inc.                                                                          689,530          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,286,238         123
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $140,079,365)                                               166,261,144       6,231
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--18.9%
              Aerospace/Defense--.6%
      $500M   Boeing Capital Corp., 4.75%, 2008                                                    521,779          20
              Precision Castparts Corp.:
       500M     8.75%, 2005                                                                        513,060          19
       500M     5.6%, 2013                                                                         512,775          19
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,547,614          58
----------------------------------------------------------------------------------------------------------------------
              Automotive--.3%
              DaimlerChrysler NA Holdings Corp.:
       350M     8%, 2010                                                                           407,402          16
       350M     6.5%, 2013                                                                         380,412          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                   787,814          30
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.5%
     1,075M   Rohm & Haas Co., 7.4%, 2009                                                        1,236,213          47
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.4%
       900M   Clorox Co., 6.125%, 2011                                                             995,477          37
----------------------------------------------------------------------------------------------------------------------
              Energy--.2%
       600M   Texaco Capital, Inc., 8.25%, 2006                                                    663,127          24
----------------------------------------------------------------------------------------------------------------------
              Financial--2.5%
              CIT Group, Inc.:
       500M     4.75%, 2010                                                                        507,852          19
       750M     7.75%, 2012                                                                        888,888          33
     1,250M   ERAC USA Finance Enterprise Co.,
                7.35%, 2008 +                                                                    1,399,970          53
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
      $400M   Ford Motor Credit Co., 7.75%, 2007                                                  $435,459         $16
       350M   General Electric Capital Corp., 8.5%, 2008                                           409,562          15
              General Motors Acceptance Corp.:
       500M     4.5%, 2006                                                                         508,047          19
       650M     7.75%, 2010                                                                        715,038          27
       750M   Household Finance Corp., 6.5%, 2008                                                  826,017          31
       885M   SLM Corp., 5%, 2015                                                                  878,092          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,568,925         246
----------------------------------------------------------------------------------------------------------------------
              Financial Services--2.8%
       500M   Bank of America Corp., 6.5%, 2011                                                    551,602          21
       750M   Bank One Corp., 7.6%, 2007                                                           830,340          31
       638M   Bank United Corp., 8%, 2009                                                          744,792          28
     1,250M   Fifth Third Bank, 3.375%, 2008                                                     1,239,828          46
     1,000M   Lincoln National Corp., 6.5%, 2008                                                 1,092,720          41
       725M   Manufacturers & Traders Trust Co., 8%, 2010                                          869,303          33
       270M   National City Bank of Indiana, 4.875%, 2007                                          280,761          10
       853M   National City Bank of Kentucky, 6.3%, 2011                                           949,729          36
       737M   Washington Mutual, Inc., 8.25%, 2010                                                 873,237          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,432,312         279
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--.8%
     1,000M   Coca-Cola Co., 5.75%, 2011                                                         1,090,429          41
     1,030M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                          1,179,445          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,269,874          84
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.1%
       600M   Delhaize America, Inc., 8.125%, 2011                                                 688,214          26
     1,000M   Kroger Co., 7.8%, 2007                                                             1,114,603          42
       996M   Safeway, Inc., 7%, 2007                                                            1,084,680          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,887,497         109
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--.4%
     1,100M   International Paper Co., 6.75%, 2011                                               1,227,464          45
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.3%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         855,938          32
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--.7%
    $1,000M   HCA, Inc., 5.25%, 2008                                                            $1,024,856         $39
       800M   Wyeth, 6.95%, 2011                                                                   890,758          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,915,614          72
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.4%
              International Business Machines Corp.:
       500M     4.875%, 2006                                                                       519,290          20
       500M     5.4%, 2009                                                                         534,129          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,053,419          40
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--.7%
       700M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 796,945          30
       900M   United Technologies Corp., 7.125%, 2010                                            1,041,792          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,838,737          69
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--.5%
       705M   Comcast Cable Communications, Inc.,
                8.375%, 2007                                                                       787,999          29
       500M   Cox Communications, Inc., 5.5%, 2015                                                 477,189          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,265,188          47
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--.8%
       750M   AOL Time Warner, Inc., 6.75%, 2011                                                   833,156          31
       500M   Cox Enterprises, Inc., 8%, 2007 +                                                    536,911          20
       705M   Viacom, Inc., 8.625%, 2012                                                           872,004          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,242,071          84
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.2%
       500M   Thiokol Corp., 6.625%, 2008                                                          550,181          21
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--1.6%
       910M   AvalonBay Communities, Inc.,
                6.875%, 2007                                                                     1,003,880          38
       750M   Boston Properties, Inc., 5%, 2015                                                    728,935          27
       700M   EOP Operating LP, 8.1%, 2010                                                         816,423          31
       700M   Mack-Cali Realty LP, 7.75%, 2011                                                     812,382          30
       800M   Simon Property Group LP, 7.375%, 2018                                                925,348          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,286,968         161
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--.5%
      $500M   Federated Department Stores, Inc., 7.45%, 2017                                      $588,334         $22
       600M   Target Corp., 7.5%, 2010                                                             706,460          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,294,794          49
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.3%
       600M   New York Telephone Co., 6.125%, 2010                                                 639,994          24
       100M   SBC Communications, Inc., 6.25%, 2011                                                109,845           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                   749,839          28
----------------------------------------------------------------------------------------------------------------------
              Transportation--1.2%
              Burlington Northern Santa Fe Corp.:
     1,000M     7.875%, 2007                                                                     1,110,337          42
       250M     6.75%, 2011                                                                        281,178          10
       400M   Canadian National Railway Co., 6.45%, 2006                                           422,553          16
              Union Pacific Corp.:
       200M     7.25%, 2008                                                                        223,857           8
     1,100M     7.375%, 2009                                                                     1,258,329          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,296,254         123
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.7%
       750M   Consumers Energy Co., 6.375%, 2008                                                   812,252          30
       800M   DPL, Inc., 6.875%, 2011                                                              852,000          32
       750M   Duke Capital Corp., 8%, 2019                                                         898,991          34
       750M   Nisource Finance Corp., 7.875%, 2010                                                 887,404          33
       900M   PP&L Capital Funding, Inc., 8.375%, 2007                                           1,000,738          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,451,385         167
----------------------------------------------------------------------------------------------------------------------
              Waste Management--.4%
     1,000M   Waste Management, Inc., 6.875%, 2009                                               1,117,906          42
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $47,962,313)                                               50,534,611       1,894
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--8.9%
              Fannie Mae--4.9%
     7,209M     5.5%, 4/1/33-10/1/33                                                             7,324,265         275
     1,980M     6.5%, 11/1/33                                                                    2,091,374          78
     3,473M     7%, 3/1/32-8/1/32                                                                3,721,642         140
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,137,281         493
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Principal                                                                                                    For Each
 Amount or                                                                                                  $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--2.1%
    $2,800M     5.5%, 3/1/33-7/1/33                                                             $2,845,817        $107
       775M     6%, 9/1/32                                                                         801,673          30
     1,739M     6.5%, 1/1/34                                                                     1,826,900          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,474,390         205
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association--1.9%
     4,181M     5.5%, 4/15/33-6/15/34                                                            4,274,637         160
       474M     6.5%, 7/15/28                                                                      501,652          19
       229M     7%, 8/15/32                                                                        244,545           9
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,020,834         188
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $23,349,022)                                  23,632,505         886
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.5%
              Financials--1.1%
              Chubb Corporation:
    26,800      7%, 2005 - Series "A"                                                              763,264          29
    14,800      7%, 2006 - Series "B"                                                              416,250          16
    28,600    Hartford Financial Services Group, Inc., 6%,
                2006 - Class "A"                                                                 1,708,850          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,888,364         109
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.4%
    23,500    ALLTEL Corporation, 7.75%, 2005                                                    1,219,063          45
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $3,579,873)                                    4,107,427         154
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--.5%
    $1,500M   Tobacco Settlement Financing Corp., NJ Rev. Bonds,
                6.75%, 2039 (cost $1,442,294)                                                    1,440,000          54
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--.4%
              Transportation
       753M   Continental Airlines, Inc., 8.388%, 2020                                             572,626          22
       623M   NWA Trust, 10.23%, 2012                                                              544,923          20
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,421,688)                                       1,117,549          42
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                   $10,000 of
    Amount    Security                                                                                Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--.5%
    $1,200M   Fannie Mae, 1.72%, 10/1/04 (cost $1,200,000)                                      $1,200,000         $45
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.4%
     1,000M   ChevronTexaco Corp., 1.73%, 10/8/04
                (cost $999,664)                                                                    999,664          37
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $220,034,219)                                        93.4%    249,292,900       9,343
Other Assets, Less Liabilities                                                         6.6      17,522,989         657
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $266,815,889     $10,000
======================================================================================================================

* Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 6).

  Summary of Abbreviations:
  ADR  American Depositary Receipts
  REIT Real Estate Investment Trust

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS VALUE FUND

Dear Investor:

This is the annual report for the First Investors Value Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 20.6% for Class A shares and 19.9% for Class B shares, including dividends of 6.5 cents per share on Class A shares and 2.9 cents per share on Class B shares.

The Fund's performance was primarily driven by the improving economy, good performance in the equity markets, the general outperformance of value stocks and rising energy and commodity prices. The Fund generated strong returns across multiple sectors and market capitalization classes.

A key reason for the Fund's outperformance compared with the Standard & Poor's 500 Index was its multi-cap approach. While the largest portion of the Fund is invested in large-cap stocks, the Fund's multi-cap strategy aided performance by providing the flexibility to seek compelling opportunities in the mid- and small-cap areas. In particular, the Fund's mid-cap allocation helped performance, as our holdings in the sector outperformed the other capitalization classes. Brascan, a Canadian asset management company with major investments in real estate and power generation, was one of our top performing mid-cap stocks. Diamond Offshore Drilling, an offshore driller of oil and gas wells, was also a significant contributor.

Another factor in the Fund's outperformance was the strong performance of its holdings in the financial sector. FleetBoston Financial, a large regional bank that was acquired by Bank of America, and Allstate, a major insurance provider, generated exceptional returns. The Fund was slightly overweighted in the group as well.

The Fund's holdings in the technology, consumer discretionary, energy and consumer staples sectors also aided performance. The energy sector's strong performance for the fiscal year was driven by a sharp increase in oil prices. ConocoPhillips was among the top-performing energy stocks for the Fund. Among the Fund's consumer discretionary holdings, J.C. Penney posted strong performance, in part due to the sale of its struggling Eckerd drugstore business.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager

October 29, 2004

Fund Expenses
FIRST INVESTORS VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


--------------------------------------------------------------------------------------------
                                              Beginning        Ending
                                               Account         Account       Expenses Paid
                                                Value           Value        During Period
 Expense Example - Class A Shares              (4/1/04)       (9/30/04)    (4/1/04-9/30/04)*
--------------------------------------------------------------------------------------------
 Actual                                       $1,000.00       $1,029.78         $7.31
 Hypothetical (5% return before expenses)     $1,000.00       $1,017.80         $7.26
--------------------------------------------------------------------------------------------

                                              Beginning        Ending
                                               Account         Account       Expenses Paid
                                                Value           Value        During Period
 Expense Example - Class B Shares              (4/1/04)       (9/30/04)    (4/1/04-9/30/04)*
--------------------------------------------------------------------------------------------
 Actual                                       $1,000.00       $1,027.06        $10.84
 Hypothetical (5% return before expenses)     $1,000.00       $1,014.30        $10.78
--------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.44% for Class A shares and 2.14% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                               24.7%
Consumer Discretionary                   13.3%
Energy                                    9.7%
Industrials                               9.1%
Consumer Staples                          8.6%
Materials                                 7.5%
Health Care                               6.4%
Utilities                                 6.2%
Telecommunication Services                4.5%
Information Technology                    4.0%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total market value of investments.

Cumulative Performance Information
FIRST INVESTORS VALUE FUND

Comparison of change in value of $10,000 investment in the First Investors Value Fund (Class A shares) and the Standard & Poor's 500 Index.


First Investors Value Fund
Graph Plot Points
for the periods Ended 9/30/04


                         Value    S&P 500
                          Fund     Index

Oct-94                 $ 9,425    $10,000
Oct-95                  11,298     12,644
Oct-96                  12,704     15,691
Oct-97                  14,338     20,730
Sep-98                  16,639     23,386
Sep-99                  18,633     29,888
Sep-00                  21,909     33,858
Sep-01                  16,435     24,845
Sep-02                  12,106     19,755
Sep-03                  14,412     24,575
Sep-04                  17,327     27,982

(INSET BOX IN CHART READS:)
                              Average Annual Total Return*
Class A Shares              N.A.V. Only  S.E.C. Standardized
  One Year                    20.57%          13.74%
  Five Years                  (1.39%)         (2.55%)
  Ten Years                    6.58%           5.95%
Class B Shares
  One Year                    19.91%          15.91%
  Five Years                  (2.05%)         (2.44%)
  Since Inception
  (1/12/95)                    5.95%           5.95%

  The graph compares a $10,000 investment in the First Investors Value Fund (Class A shares) beginning 10/31/94 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/04) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for Ten Years would have been 5.86% and the Class B "S.E.C. Standardized" Average Annual Total Return Since Inception would have been 5.85%. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS VALUE FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--90.4%
              Consumer Discretionary--13.2%
    46,100    Clear Channel Communications, Inc.                                                $1,436,937         $69
    47,300    Genuine Parts Company                                                              1,815,374          87
    45,100    Hancock Fabrics, Inc.                                                                540,298          26
    39,600    Home Depot, Inc.                                                                   1,552,320          75
    59,300    J.C. Penney Company, Inc. (Holding Company)                                        2,092,104         100
    12,500    Jones Apparel Group, Inc.                                                            447,500          21
    59,574    Kimball International, Inc. - Class "B"                                              826,887          40
    36,100    Lee Enterprises, Inc.                                                              1,672,874          80
    63,700    Leggett & Platt, Inc.                                                              1,789,970          86
    16,100    Liberty Corporation                                                                  639,814          31
    96,600    Limited Brands                                                                     2,153,214         103
    14,200    Magna International, Inc. - Class "A"                                              1,051,936          50
    55,700    May Department Stores Company                                                      1,427,591          69
   104,600    McDonald's Corporation                                                             2,931,938         141
    95,700    Natuzzi SpA (ADR)                                                                  1,033,560          50
    32,300    Newell Rubbermaid, Inc.                                                              647,292          31
    33,300    OshKosh B'Gosh, Inc. - Class "A"                                                     672,660          32
   162,900    Pearson PLC (ADR)                                                                  1,764,207          85
    29,900    Tupperware Corporation                                                               507,702          24
   110,800    Walt Disney Company                                                                2,498,540         120
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,502,718       1,320
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.6%
    39,400    American Italian Pasta Company - Class "A"                                         1,030,310          49
    37,200    Brown-Forman Corporation - Class "B"                                               1,703,760          82
    50,000    Coca-Cola Company                                                                  2,002,500          96
    71,800    ConAgra Foods, Inc.                                                                1,845,978          89
    15,541  * Del Monte Foods Company                                                              163,025           8
    40,700    Diageo PLC (ADR)                                                                   2,052,501          99
    22,900    Fomento Economico Mexicano,
                SA de CV (ADR)                                                                   1,011,722          49
    44,200    H.J. Heinz Company                                                                 1,592,084          76
    28,300    Kimberly-Clark Corporation                                                         1,827,897          88
    65,200    Ruddick Corporation                                                                1,280,528          61
    42,800    Sara Lee Corporation                                                                 978,408          47
    58,200    Tasty Baking Company                                                                 465,600          22
    46,600    UST, Inc.                                                                          1,876,116          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,830,429         856
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--9.6%
    27,600    Anadarko Petroleum Corporation                                                    $1,831,536         $88
    36,000    BP PLC (ADR)                                                                       2,071,080          99
    36,400    ChevronTexaco Corporation                                                          1,952,496          94
    30,600    ConocoPhillips                                                                     2,535,210         122
    47,900    Diamond Offshore Drilling, Inc.                                                    1,580,221          76
    38,200    Kerr-McGee Corporation                                                             2,186,950         105
    51,700    Marathon Oil Corporation                                                           2,134,176         102
    40,200    Royal Dutch Petroleum Company - NY Shares
                (ADR)                                                                            2,074,320         100
    52,600    Tidewater, Inc.                                                                    1,712,130          82
    46,900    Unocal Corporation                                                                 2,016,700          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,094,819         965
----------------------------------------------------------------------------------------------------------------------
              Financials--23.1%
    43,900    A.G. Edwards, Inc.                                                                 1,519,818          73
    11,100    ACE, Ltd.                                                                            444,666          21
    52,600    Allstate Corporation                                                               2,524,274         121
    62,400    AmSouth Bancorporation                                                             1,522,560          73
    74,500    Aon Corporation                                                                    2,141,130         103
    50,864    Bank of America Corporation                                                        2,203,937         106
    70,200    Bank of New York Company, Inc.                                                     2,047,734          98
    47,100    Banknorth Group, Inc.                                                              1,648,500          79
    76,900    Brascan Corporation - Class "A"                                                    2,322,380         111
    43,855    Cincinnati Financial Corporation                                                   1,807,703          87
    25,200    Comerica, Inc.                                                                     1,495,620          72
    38,500    CRT Properties, Inc. (REIT)                                                          825,825          40
    34,200    Erie Indemnity Company - Class "A"                                                 1,744,884          84
    30,300    FBL Financial Group, Inc. - Class "A"                                                793,557          38
    30,600    Jefferson-Pilot Corporation                                                        1,519,596          73
    56,400    KeyCorp                                                                            1,782,240          85
    30,700    Lincoln National Corporation                                                       1,442,900          69
    43,400    Merrill Lynch & Company, Inc.                                                      2,157,848         104
    37,700    Montpelier Re Holdings, Ltd.                                                       1,382,836          66
    40,300    Morgan Stanley                                                                     1,986,790          95
    20,500    New York Community Bancorp, Inc.                                                     421,070          20
    73,500    NewAlliance Bancshares, Inc.                                                       1,054,725          51
    18,200    One Liberty Properties, Inc. (REIT)                                                  328,510          16
    50,900    Plum Creek Timber Company, Inc. (REIT)                                             1,783,027          86
    29,200    PNC Financial Services Group                                                       1,579,720          76
    46,300    Protective Life Corporation                                                        1,820,053          87
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    72,300    Sky Financial Group, Inc.                                                         $1,807,500         $87
    25,500    SunTrust Banks, Inc.                                                               1,795,455          86
    42,900    T. Rowe Price Group, Inc.                                                          2,185,326         105
    34,000    Wells Fargo & Company                                                              2,027,420          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                48,117,604       2,309
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.9%
    47,200    Abbott Laboratories                                                                1,999,392          96
    37,100    GlaxoSmithKline PLC (ADR)                                                          1,622,383          78
     4,520  * Hospira, Inc.                                                                        138,312           7
    35,700    Johnson & Johnson                                                                  2,010,981          96
    56,100    Merck & Company, Inc.                                                              1,851,300          89
    33,200    Novartis AG                                                                        1,549,444          74
    56,500    Pfizer, Inc.                                                                       1,728,900          83
    77,100    Schering-Plough Corporation                                                        1,469,526          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,370,238         594
----------------------------------------------------------------------------------------------------------------------
              Industrials--9.1%
    23,000    A.O. Smith Corporation                                                               560,050          27
    29,800  * Adesa, Inc.                                                                          489,614          24
     2,600    Alexander & Baldwin, Inc.                                                             88,244           4
    34,800    Baldor Electric Company                                                              823,368          40
    24,000    CNF, Inc.                                                                            983,760          47
    33,500    Dover Corporation                                                                  1,302,145          63
    43,600    Federal Signal Corporation                                                           810,088          39
    20,300    General Dynamics Corporation                                                       2,072,630          99
    58,400    Honeywell International, Inc.                                                      2,094,224         101
    63,200    Masco Corporation                                                                  2,182,296         105
    63,300    Norfolk Southern Corporation                                                       1,882,542          90
    69,800    Pall Corporation                                                                   1,708,704          82
    43,700    Pitney Bowes, Inc.                                                                 1,927,170          92
    15,300    SPX Corporation                                                                      541,620          26
    28,600    Stewart & Stevenson Services, Inc.                                                   505,362          24
    20,300    Teleflex, Inc.                                                                       862,750          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,834,567         904
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.0%
    48,100    Automatic Data Processing, Inc.                                                   $1,987,492         $96
    63,900    AVX Corporation                                                                      757,215          36
    87,000    Hewlett-Packard Company                                                            1,631,250          78
    60,900    Methode Electronics, Inc. - Class "A"                                                778,911          37
    64,700    Motorola, Inc.                                                                     1,167,188          56
    84,000    Nokia Corporation - Class "A" (ADR)                                                1,152,480          55
    26,700    Paychex, Inc.                                                                        805,005          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,279,541         397
----------------------------------------------------------------------------------------------------------------------
              Materials--7.4%
    31,500    Air Products & Chemicals, Inc.                                                     1,712,970          82
    58,800    Alcoa, Inc.                                                                        1,975,092          95
    37,300    Compass Minerals International, Inc.                                                 828,060          40
    47,300    Du Pont (E.I.) de Nemours & Company                                                2,024,440          97
    75,900    Glatfelter                                                                           940,401          45
    39,700    Great Lakes Chemical Corporation                                                   1,016,320          49
    59,300    Lubrizol Corporation                                                               2,051,780          98
    42,130    Myers Industries, Inc.                                                               461,324          22
    75,900    Sonoco Products Company                                                            2,006,796          96
    18,200    Vulcan Materials Company                                                             927,290          45
    23,400    Weyerhaeuser Company                                                               1,555,632          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,500,105         744
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--3.9%
    57,500    BellSouth Corporation                                                              1,559,400          75
    31,500    CT Communications, Inc.                                                              434,385          21
    22,000    D&E Communications, Inc.                                                             253,000          12
    39,000    Nippon Telegraph and Telephone Corporation
                (ADR)                                                                              779,220          37
    55,400    SBC Communications, Inc.                                                           1,437,630          69
    21,100    Telephone & Data Systems, Inc.                                                     1,775,987          85
    48,528    Verizon Communications, Inc.                                                       1,911,033          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,150,655         391
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.6%
     9,933    ALLETE, Inc.                                                                         322,833          15
    34,550    American States Water Company                                                        860,295          41
    39,200    KeySpan Corporation                                                                1,536,640          74
    41,200    MDU Resources Group, Inc.                                                          1,084,796          52
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    86,900    NiSource, Inc.                                                                    $1,825,769         $88
    37,700    Northwest Natural Gas Company                                                      1,196,221          57
    43,100    ONEOK, Inc.                                                                        1,121,462          54
    12,100    South Jersey Industries, Inc.                                                        577,775          28
    51,200    Southwest Gas Corporation                                                          1,226,240          59
    48,700    United Utilities PLC (ADR)                                                           991,532          48
    39,700    Vectren Corporation                                                                  999,646          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,743,209         564
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $150,765,734)                                               188,423,885       9,044
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.1%
              Financials--1.4%
    49,200    Chubb Corporation, 7%, 2005 - Series "A"                                           1,401,216          67
     7,700    State Street Corporation, 6.75%, 2006                                              1,535,765          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,936,981         141
----------------------------------------------------------------------------------------------------------------------
              Health Care--.4%
     8,100    Anthem, Inc., 6%, 2004                                                               813,038          39
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.3%
    12,400    ALLTEL Corporation, 7.75%, 2005                                                      643,250          31
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $2,413,193)                                    4,393,269         211
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.5%
              Telecommunication Services--.3%
    20,300    Verizon South, Inc., 7%, 2041 - Series "F"                                           530,439          25
----------------------------------------------------------------------------------------------------------------------
              Utilities--.2%
    18,300    Entergy Louisiana, Inc., 7.6%, 2032                                                  488,976          24
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $2,507,862)                                                1,019,415          49
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--.3%
              Utilities
      $500M   Union Electric Co., 6.75%, 2008 (cost $499,294)                                     $551,806         $26
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--5.3%
    11,000M   Fannie Mae, 1.72%, 10/1/04 (cost $11,000,000)                                     11,000,000         528
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.6%
     1,300M   Coca-Cola Co., 1.74%, 10/19/04
                (cost $1,298,869)                                                                1,298,869          62
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $168,484,952)                                        99.2%    206,687,244       9,920
Other Assets, Less Liabilities                                                          .8       1,665,496          80
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $208,352,740     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations
  ADR American Depositary Reciepts
  REIT Real Estate Investment Trust

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS BLUE CHIP FUND

Dear Investor:

This is the annual report for the First Investors Blue Chip Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 9.0% for Class A shares and 8.3% for Class B shares.

An improved economic environment and a better outlook for corporate earnings drove the Fund's positive absolute return for the year. However, the Fund underperformed the Standard & Poor's 500 Index. This relative underperformance was mostly due to the Fund's focus on the "mega cap" sector (those companies with market capitalizations in excess of $25 billion) and an overweight position in the large-cap technology sector, both of which proved to be poor relative performers during the period.

The Fund held large positions in a number of companies whose stocks turned in disappointing performances during the reporting period. Among our consumer discretionary holdings, International Gaming Technology, a large gaming company, posted poor results. In the health care area, Fund performance was hurt by our position in Cardinal Health, which was plagued by allegations of improper accounting practices. In addition, the Fund's overweight position in the semiconductor sector hurt performance, as manufacturers posted disappointing results.

Many of the Fund's holdings in the energy sector aided performance, as the sector was boosted by higher oil and natural gas prices. In addition, many of the Fund's holdings in the basic materials sector did well, thanks to high overseas demand, particularly from China.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ DENNIS T. FITZPATRICK

Dennis T. Fitzpatrick
Vice President
and Portfolio Manager

October 29, 2004

Fund Expenses
FIRST INVESTORS BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------
                                              Beginning        Ending
                                               Account         Account       Expenses Paid
                                                Value           Value        During Period
 Expense Example - Class A Shares              (4/1/04)       (9/30/04)    (4/1/04-9/30/04)*
--------------------------------------------------------------------------------------------
 Actual                                       $1,000.00         $967.90         $7.18
 Hypothetical (5% return before expenses)     $1,000.00       $1,017.70         $7.36
--------------------------------------------------------------------------------------------

                                              Beginning        Ending
                                               Account         Account       Expenses Paid
                                                Value           Value        During Period
 Expense Example - Class B Shares              (4/1/04)       (9/30/04)    (4/1/04-9/30/04)*
--------------------------------------------------------------------------------------------
 Actual                                       $1,000.00         $964.41        $10.61
 Hypothetical (5% return before expenses)     $1,000.00       $1,014.20        $10.88
--------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.46% for Class A shares and 2.16% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                               19.1%
Information Technology                   17.7%
Health Care                              12.6%
Consumer Discretionary                   11.8%
Industrials                              11.2%
Consumer Staples                          9.0%
Energy                                    8.4%
Materials                                 4.8%
Telecommunication Services                2.6%
Utilities                                 1.9%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total market value of investments.

Cumulative Performance Information
FIRST INVESTORS BLUE CHIP FUND

Comparison of change in value of $10,000 investment in the First Investors Blue Chip Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Blue Chip Fund
Graph Plot Points
for the periods Ended 9/30/04


                     Blue Chip      S&P 500
                          Fund        Index

Dec-94                 $ 9,425      $10,000
Dec-95                  12,632       13,758
Dec-96                  15,228       16,917
Dec-97                  19,195       22,561
Sep-98                  18,284       23,915
Sep-99                  23,600       30,565
Sep-00                  28,672       34,625
Sep-01                  19,817       25,408
Sep-02                  15,075       20,203
Sep-03                  17,747       25,132
Sep-04                  19,352       28,617

(INSET BOX IN CHART READS:)
                              Average Annual Total Return*
Class A Shares              N.A.V. Only  S.E.C. Standardized
  One Year                    9.04%          2.75%
  Five Years                 (3.89%)        (5.03%)
  Ten Years                   7.30%          6.67%
Class B Shares
  One Year                    8.30%          4.30%
  Five Years                 (4.56%)        (4.95%)
  Since Inception
  (1/12/95)                   6.69%          6.69%

  The graph compares a $10,000 investment in the First Investors Blue Chip Fund (Class A shares) beginning 12/31/94 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/04) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.65%, (5.13%) and 6.52%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been 4.20%, (5.04%) and 6.54%, respectively. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS BLUE CHIP FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.4%
              Consumer Discretionary--11.7%
    14,800    Brunswick Corporation                                                               $677,248         $14
    40,600    Carnival Corporation                                                               1,919,974          40
    71,996  * Comcast Corporation - Class "A"                                                    2,033,167          43
    48,900  * Comcast Corporation - Special Class "A"                                            1,365,288          29
    14,700    Eastman Kodak Company                                                                473,634          10
    18,500  * eBay, Inc.                                                                         1,700,890          36
    19,900    Gannett Company, Inc.                                                              1,666,824          35
    66,300    Gap, Inc.                                                                          1,239,810          26
    92,400    Hilton Hotels Corporation                                                          1,740,816          37
   160,500    Home Depot, Inc.                                                                   6,291,600         132
   129,000    International Game Technology                                                      4,637,550          97
    92,200  * Kohl's Corporation                                                                 4,443,118          93
    48,700    Lowe's Companies, Inc.                                                             2,646,845          56
   131,700    McDonald's Corporation                                                             3,691,551          78
    58,900    NIKE, Inc.                                                                         4,641,320          98
   147,000  * Office Depot, Inc.                                                                 2,209,410          46
    86,400    Target Corporation                                                                 3,909,600          82
   228,700  * Time Warner, Inc.                                                                  3,691,218          78
   110,700    Viacom, Inc. - Class "B"                                                           3,715,092          78
   125,900    Walt Disney Company                                                                2,839,045          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                55,534,000       1,168
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.9%
    69,800    Altria Group, Inc.                                                                 3,283,392          69
    36,100    Anheuser-Busch Companies, Inc.                                                     1,803,195          38
    91,200    Coca-Cola Company                                                                  3,652,560          77
    47,900    Costco Wholesale Corporation                                                       1,990,724          42
    66,300    CVS Corporation                                                                    2,793,219          59
    81,200    General Mills, Inc.                                                                3,645,880          77
    53,700    Kimberly-Clark Corporation                                                         3,468,483          73
   104,100    PepsiCo, Inc.                                                                      5,064,465         106
   129,000    Procter & Gamble Company                                                           6,981,480         147
    62,800    Walgreen Company                                                                   2,250,124          47
   139,400    Wal-Mart Stores, Inc.                                                              7,416,080         156
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,349,602         891
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--8.4%
   184,200    Chesapeake Energy Corporation                                                     $2,915,886         $61
   183,600    ChevronTexaco Corporation                                                          9,848,304         207
   106,900    EnCana Corporation                                                                 4,949,470         104
   189,500    ExxonMobil Corporation                                                             9,158,535         193
   217,700  * Grant Prideco, Inc.                                                                4,460,673          94
    49,300    Schlumberger, Ltd.                                                                 3,318,383          70
    11,100    Sunoco, Inc.                                                                         821,178          17
    92,300  * Transocean, Inc.                                                                   3,302,494          70
    11,100    Valero Energy Corporation                                                            890,331          19
----------------------------------------------------------------------------------------------------------------------
                                                                                                39,665,254         835
----------------------------------------------------------------------------------------------------------------------
              Financials--18.9%
    36,800    Allstate Corporation                                                               1,766,032          37
   118,100    American Express Company                                                           6,077,426         128
   121,900    American International Group, Inc.                                                 8,287,981         174
   215,766    Bank of America Corporation                                                        9,349,141         197
   145,400    Bank of New York Company, Inc.                                                     4,241,318          89
       750  * Berkshire Hathaway, Inc. - Class "B"                                               2,153,250          45
   114,300    Chubb Corporation                                                                  8,033,004         169
   217,400    Citigroup, Inc.                                                                    9,591,688         202
    33,000    Compass Bancshares, Inc.                                                           1,446,060          30
    26,500    Fannie Mae                                                                         1,680,100          35
    41,800    Freddie Mac                                                                        2,727,032          57
   167,268    JPMorgan Chase & Company                                                           6,645,558         140
    34,900    Marsh & McLennan Companies, Inc.                                                   1,597,024          34
   155,100    Merrill Lynch & Company, Inc.                                                      7,711,572         162
    48,900    Morgan Stanley                                                                     2,410,770          51
   158,600    New York Community Bancorp, Inc.                                                   3,257,644          69
    37,000  * Primus Guaranty, Ltd.                                                                499,500          11
   180,800    UnumProvident Corporation                                                          2,836,752          60
    63,400    Washington Mutual, Inc.                                                            2,477,672          52
   121,100    Wells Fargo & Company                                                              7,221,193         152
----------------------------------------------------------------------------------------------------------------------
                                                                                                90,010,717       1,894
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.5%
    64,200    Abbott Laboratories                                                               $2,719,512         $57
    57,500  * Amgen, Inc.                                                                        3,259,100          69
    29,500  * Boston Scientific Corporation                                                      1,172,035          25
   124,300    Bristol-Myers Squibb Company                                                       2,942,181          62
    37,000    Cooper Companies, Inc.                                                             2,536,350          53
    44,200    Eli Lilly & Company                                                                2,654,210          56
   156,300    Johnson & Johnson                                                                  8,804,379         185
   116,200    Medtronic, Inc.                                                                    6,030,780         127
   228,000    Novartis AG                                                                       10,640,760         224
   305,160    Pfizer, Inc.                                                                       9,337,896         196
   129,200    UnitedHealth Group, Inc.                                                           9,527,208         200
----------------------------------------------------------------------------------------------------------------------
                                                                                                59,624,411       1,254
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.1%
    35,000    3M Company                                                                         2,798,950          59
    22,100    Boeing Company                                                                     1,140,802          24
    74,100    Cendant Corporation                                                                1,600,560          34
    22,100    Cummins, Inc.                                                                      1,632,969          34
    95,800    Deere & Company                                                                    6,183,890         130
    30,400    Emerson Electric Company                                                           1,881,456          40
   423,700    General Electric Company                                                          14,227,846         299
    55,100    Honeywell International, Inc.                                                      1,975,886          42
    66,900    Lockheed Martin Corporation                                                        3,731,682          78
   153,200    Masco Corporation                                                                  5,289,996         111
    35,400    Northrop Grumman Corporation                                                       1,887,882          40
   125,500    Tyco International, Ltd.                                                           3,847,830          81
    30,000    United Parcel Service, Inc. - Class "B"                                            2,277,600          48
    47,400    United Technologies Corporation                                                    4,426,212          93
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,903,561       1,113
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.6%
   313,600  * Alvarion, Ltd.                                                                     4,057,984          85
   235,100  * Amdocs, Ltd.                                                                       5,132,233         108
    44,200  * ASML Holding NV - NY Shares                                                          568,854          12
   364,100  * Cisco Systems, Inc.                                                                6,590,210         139
   295,000  * Corning, Inc.                                                                      3,268,600          69
   133,700  * Dell, Inc.                                                                         4,759,720         100
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   544,600  * EMC Corporation                                                                   $6,284,684        $132
    99,600    First Data Corporation                                                             4,332,600          91
   312,600    Intel Corporation                                                                  6,270,756         132
    62,800    International Business Machines Corporation                                        5,384,472         113
       700  * JAMDAT Mobile, Inc.                                                                   16,149           1
    18,400  * Marvell Technology Group, Ltd.                                                       480,792          10
   514,400    Microsoft Corporation                                                             14,223,160         299
   258,200    Motorola, Inc.                                                                     4,657,928          98
    47,900  * National Semiconductor Corporation                                                   741,971          16
   368,700    Nokia Corporation - Class "A" (ADR)                                                5,058,564         106
    99,800  * SanDisk Corporation                                                                2,906,176          61
   516,300  * Sonus Networks, Inc.                                                               2,906,769          61
   104,400    Texas Instruments, Inc.                                                            2,221,632          47
   201,100  * Veritas Software Corporation                                                       3,579,580          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                83,442,834       1,755
----------------------------------------------------------------------------------------------------------------------
              Materials--4.8%
   276,800  * AK Steel Holding Corporation                                                       2,258,688          48
    51,600    Alcoa, Inc.                                                                        1,733,244          36
    25,800    Cameco Corporation                                                                 2,044,392          43
    92,800    Dow Chemical Company                                                               4,192,704          88
    59,000    Georgia-Pacific Corporation                                                        2,121,050          45
   228,700    Newmont Mining Corporation                                                        10,412,711         219
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,762,789         479
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.6%
   202,200  * Nextel Communications, Inc. - Class "A"                                            4,820,448         102
   124,800    SBC Communications, Inc.                                                           3,238,560          68
   104,000    Verizon Communications, Inc.                                                       4,095,520          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,154,528         256
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.9%
   172,700    Duke Energy Corporation                                                            3,953,103          83
   202,000    ONEOK, Inc.                                                                        5,256,040         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,209,143         194
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $379,481,826)                                               467,656,839       9,839
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--.5%
    $2,300M   Fannie Mae, 1.72%, 10/8/04 (cost $2,299,230)                                      $2,299,230         $48
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.4%
     2,100M   General Electric Co., 1.75%, 10/6/04
                (cost $2,099,490)                                                                2,099,490          44
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $383,880,546)                                        99.3%    472,055,559       9,931
Other Assets, Less Liabilities                                                          .7       3,270,959          69
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $475,326,518     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS GROWTH & INCOME FUND

Dear Investor:

This is the annual report for the First Investors Growth & Income Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 14.0% for Class A shares and 13.3% for Class B shares, including dividends of 3.0 cents per share on Class A shares.

The Fund's positive performance was driven largely by the improving economy, the rise in energy prices and the solid performance of the equity markets. Fund performance was largely the result of investments in the energy, financials, consumer discretionary and industrials sectors. More than three-quarters of the Fund's performance came from these groups. In addition, the Fund's multi-cap strategy aided performance, as it enabled the Fund to invest in mid- and small-cap equities, which outperformed their larger-capitalization counterparts. The Fund's focus on firms with dividends also helped performance during the period, as dividend-paying companies outperformed non-paying ones. An underweight allocation in the consumer staples sector also aided returns.

The Fund's best overall contributing sector was energy, which benefited from strong commodity pricing and increased demand from the world's economies. Both oil and gas companies, as well as equipment and services firms, did well. Holdings in the financials sector also performed well, driven by merger and acquisition activity and favorable economic factors. Commercial banks were the best performing group. Within the consumer discretionary sector, shares of retailers, restaurants and household durables performed best. Industrial company holdings benefited from increased revenues and aggressive cost cutting programs. Shares of defense firms, machinery and building products also posted strong results.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
and Portfolio Manager

October 29, 2004

Fund Expenses
FIRST INVESTORS GROWTH & INCOME FUND.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------
                                              Beginning        Ending
                                               Account         Account       Expenses Paid
                                                Value           Value        During Period
 Expense Example - Class A Shares              (4/1/04)       (9/30/04)    (4/1/04-9/30/04)*
--------------------------------------------------------------------------------------------
 Actual                                       $1,000.00         $985.00         $6.95
 Hypothetical (5% return before expenses)     $1,000.00       $1,018.00         $7.06
--------------------------------------------------------------------------------------------

                                              Beginning        Ending
                                               Account         Account       Expenses Paid
                                                Value           Value        During Period
 Expense Example - Class B Shares              (4/1/04)       (9/30/04)    (4/1/04-9/30/04)*
--------------------------------------------------------------------------------------------
 Actual                                       $1,000.00         $982.25        $10.41
 Hypothetical (5% return before expenses)     $1,000.00       $1,014.50        $10.58
--------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.40% for Class A shares and 2.10% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                             21.5%
Information Technology                 15.1%
Health Care                            13.3%
Consumer Discretionary                 13.2%
Industrials                            11.2%
Energy                                  7.8%
Consumer Staples                        6.7%
Materials                               6.3%
Utilities                               1.9%
Telecommunication Services              1.8%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total market value of investments.

Cumulative Performance Information
FIRST INVESTORS GROWTH & INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Growth & Income Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Growth & Income Fund
Graph Plot Points
for the periods Ended 9/30/04


                                  Growth & Income      S&P 500
                                             Fund        Index

Oct-94                                    $ 9,425      $10,000
Oct-95                                     11,192       12,644
Oct-96                                     13,617       15,691
Oct-97                                     17,185       20,730
Sep-98                                     18,704       23,386
Sep-99                                     23,145       29,888
Sep-00                                     28,078       33,858
Sep-01                                     20,804       24,845
Sep-02                                     16,532       19,755
Sep-03                                     20,086       24,575
Sep-04                                     22,869       27,982

(INSET BOX IN CHART READS:)
                              Average Annual Total Return*
Class A Shares              N.A.V. Only  S.E.C. Standardized
  One Year                    13.95%           7.41%
  Five Years                  (0.22%)         (1.40%)
  Ten Years                    9.47%           8.81%
Class B Shares
  One Year                    13.26%           9.26%
  Five Years                  (0.91%)         (1.31%)
  Since Inception
  (1/12/95)                    9.04%           9.04%

  The graph compares a $10,000 investment in the First Investors Growth & Income Fund (Class A shares) beginning 10/31/94 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/04) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for ten years would have been 8.72% and the Class B "S.E.C. Standardized" Average Annual Total Return Since Inception would have been 8.94%. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS GROWTH & INCOME FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.2%
              Consumer Discretionary--13.2%
   190,000  * AnnTaylor Stores Corporation                                                      $4,446,000         $76
   212,500    Blockbuster, Inc. - Class "A"                                                      1,612,875          28
    50,000    Clear Channel Communications, Inc.                                                 1,558,500          27
   135,000  * Cost Plus, Inc.                                                                    4,776,300          82
    13,300  * Domino's Pizza, Inc.                                                                 195,510           3
   130,000  * Fox Entertainment Group, Inc. - Class "A"                                          3,606,200          62
   174,600  * GameStop Corporation - Class "A"                                                   3,231,846          56
    77,500    Gap, Inc.                                                                          1,449,250          25
    50,000    Genuine Parts Company                                                              1,919,000          33
    70,000    Harley-Davidson, Inc.                                                              4,160,800          72
   109,400    Hasbro, Inc.                                                                       2,056,720          35
   230,100  * Hollywood Entertainment Corporation                                                2,271,087          39
   100,000    Home Depot, Inc.                                                                   3,920,000          67
   150,000    J.C. Penney Company, Inc. (Holding Company)                                        5,292,000          91
    60,000    Lear Corporation                                                                   3,267,000          56
   150,000    Leggett & Platt, Inc.                                                              4,215,000          73
   165,000    Mattel, Inc.                                                                       2,991,450          51
   250,000    McDonald's Corporation                                                             7,007,500         121
   305,300  * Office Depot, Inc.                                                                 4,588,659          79
   100,000    Pier 1 Imports, Inc.                                                               1,808,000          31
   120,000    Polo Ralph Lauren Corporation - Class "A"                                          4,364,400          75
    80,000    Ross Stores, Inc.                                                                  1,875,200          32
    65,000    Sherwin-Williams Company                                                           2,857,400          49
    90,000    Viacom, Inc. - Class "B"                                                           3,020,400          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                76,491,097       1,315
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--6.7%
   100,000    Altria Group, Inc.                                                                 4,704,000          81
   100,000    American Italian Pasta Company - Class "A"                                         2,615,000          45
    60,000    Anheuser-Busch Companies, Inc.                                                     2,997,000          50
    57,900    Bunge, Ltd.                                                                        2,314,842          40
    50,000    Coca-Cola Company                                                                  2,002,500          34
   113,300    Hormel Foods Corporation                                                           3,034,174          52
    62,500    Kimberly-Clark Corporation                                                         4,036,875          69
    50,000    PepsiCo, Inc.                                                                      2,432,500          42
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    75,000    Procter & Gamble Company                                                          $4,059,000         $70
   120,000  * Smithfield Foods, Inc.                                                             3,000,000          52
    57,300    Tootsie Roll Industries, Inc.                                                      1,674,306          29
    75,000    Wal-Mart Stores, Inc.                                                              3,990,000          69
    75,700    WD-40 Company                                                                      2,165,020          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                39,025,217         670
----------------------------------------------------------------------------------------------------------------------
              Energy--7.8%
    75,000    Anadarko Petroleum Corporation                                                     4,977,000          86
   255,000    Chesapeake Energy Corporation                                                      4,036,650          69
    50,000    ConocoPhillips                                                                     4,142,500          71
    49,300    EOG Resources, Inc.                                                                3,246,405          56
   130,000    ExxonMobil Corporation                                                             6,282,900         108
    80,000  * Noble Corporation                                                                  3,596,000          62
   150,000    Suncor Energy, Inc.                                                                4,801,500          82
   125,000  * Swift Energy Company                                                               2,995,000          51
   155,000  * Transocean, Inc.                                                                   5,545,900          95
   180,175    XTO Energy, Inc.                                                                   5,852,084         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                45,475,939         781
----------------------------------------------------------------------------------------------------------------------
              Financials--19.8%
    70,000    American Express Company                                                           3,602,200          62
    70,000    American International Group, Inc.                                                 4,759,300          82
   110,000    AmSouth Bancorporation                                                             2,684,000          46
   197,718    Bank of America Corporation                                                        8,567,121         147
    45,000    Bear Stearns Companies, Inc.                                                       4,327,650          74
   150,000    Citigroup, Inc.                                                                    6,618,000         114
   125,000    Colonial BancGroup, Inc.                                                           2,556,250          44
   120,000    Endurance Specialty Holdings, Ltd.                                                 3,858,000          66
    50,000    Fannie Mae                                                                         3,170,000          54
    50,000    GreenPoint Financial Corporation                                                   2,320,500          40
   155,000    JPMorgan Chase & Company                                                           6,158,150         106
    47,500    Lehman Brothers Holdings, Inc.                                                     3,786,700          65
   100,000    Marsh & McLennan Companies, Inc.                                                   4,576,000          79
   170,000    MBNA Corporation                                                                   4,284,000          74
    35,000    Merrill Lynch & Company, Inc.                                                      1,740,200          30
   130,000    Montpelier Re Holdings, Ltd.                                                       4,768,400          82
    55,000    Morgan Stanley                                                                     2,711,500          46
    65,000    National City Corporation                                                          2,510,300          43
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
   208,333    New York Community Bancorp, Inc.                                                  $4,279,160         $73
   225,000    NewAlliance Bancshares, Inc.                                                       3,228,750          55
   100,000    Old Republic International Corporation                                             2,503,000          43
    75,000    Plum Creek Timber Company, Inc. (REIT)                                             2,627,250          45
    96,105    Safeco Corporation                                                                 4,387,193          75
    50,000    South Financial Group, Inc.                                                        1,410,000          24
   200,000    Sovereign Bancorp, Inc.                                                            4,364,000          75
   170,000    U.S. Bancorp                                                                       4,913,000          84
   100,000    Wachovia Corporation                                                               4,695,000          81
   125,000    Washington Mutual, Inc.                                                            4,885,000          84
    70,000    Wells Fargo & Company                                                              4,174,100          72
    18,300    Willis Group Holdings, Ltd.                                                          684,420          12
----------------------------------------------------------------------------------------------------------------------
                                                                                               115,149,144       1,977
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.1%
   160,000    Abbott Laboratories                                                                6,777,600         116
   100,000  * Accredo Health, Inc.                                                               2,357,000          41
    40,000    Aetna, Inc.                                                                        3,997,200          69
    46,700  * Amgen, Inc.                                                                        2,646,956          45
    95,000  * Anthem, Inc.                                                                       8,288,750         142
   260,000  * Boston Scientific Corporation                                                     10,329,800         177
    30,000    Eli Lilly & Company                                                                1,801,500          31
    65,000  * Forest Laboratories, Inc.                                                          2,923,700          50
    20,000  * Genentech, Inc.                                                                    1,048,400          18
    87,500    Guidant Corporation                                                                5,778,500          99
    16,000  * Hospira, Inc.                                                                        489,600           8
   100,000    Johnson & Johnson                                                                  5,633,000          97
    52,800  * Laboratory Corporation of America Holdings                                         2,308,416          40
    50,000    Medtronic, Inc.                                                                    2,595,000          45
    80,000    Merck & Company, Inc.                                                              2,640,000          45
   300,000    Pfizer, Inc.                                                                       9,180,000         158
   145,000  * Priority Healthcare Corporation                                                    2,921,750          50
   120,000    Wyeth                                                                              4,488,000          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                76,205,172       1,308
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.1%
    52,000    3M Company                                                                         4,158,440          71
   205,000  * AGCO Corporation                                                                   4,637,100          80
    50,400    Alexander & Baldwin, Inc.                                                          1,710,576          29
   250,000    American Power Conversion Corporation                                              4,347,500          75
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    30,000    Caterpillar, Inc.                                                                 $2,413,500         $41
   100,000    Cendant Corporation                                                                2,160,000          37
   100,200    Chicago Bridge & Iron Company
                NV - NY Shares                                                                   3,004,998          52
    36,000    Eaton Corporation                                                                  2,282,760          39
    50,000    Engineered Support Systems, Inc.                                                   2,282,000          39
    50,000    Harsco Corporation                                                                 2,245,000          39
    90,000    Honeywell International, Inc.                                                      3,227,400          55
    60,000    Lockheed Martin Corporation                                                        3,346,800          57
   200,000    Masco Corporation                                                                  6,906,000         119
   110,000    Northrop Grumman Corporation                                                       5,866,300         101
   200,000  * Pinnacle Airlines Corporation                                                      2,020,000          35
    60,000    Pitney Bowes, Inc.                                                                 2,646,000          45
    70,000    Rockwell Automation, Inc.                                                          2,709,000          47
   115,800    SPX Corporation                                                                    4,099,320          70
    50,000    United Technologies Corporation                                                    4,669,000          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                64,731,694       1,111
----------------------------------------------------------------------------------------------------------------------
              Information Technology--15.0%
    15,000    Analog Devices, Inc.                                                                 581,700          10
   200,000  * Cisco Systems, Inc.                                                                3,620,000          62
   100,000    Diebold, Inc.                                                                      4,670,000          80
   135,000  * Electronics for Imaging, Inc.                                                      2,192,400          38
   350,000  * EMC Corporation                                                                    4,039,000          70
   665,000  * Entrust, Inc.                                                                      1,682,450          29
   140,000    First Data Corporation                                                             6,090,000         105
   200,000    Hewlett-Packard Company                                                            3,750,000          64
   175,000    Intel Corporation                                                                  3,510,500          60
    80,000    Intersil Corporation - Class "A"                                                   1,274,400          22
    50,000  * Intuit, Inc.                                                                       2,270,000          39
   252,100  * Lexar Media, Inc.                                                                  2,115,119          36
   245,000  * McAfee, Inc.                                                                       4,924,500          85
   350,000    Microsoft Corporation                                                              9,677,500         166
    31,000    NAVTEQ                                                                             1,104,840          19
   300,000    Nokia Corporation - Class "A" (ADR)                                                4,116,000          71
   195,000  * Paxar Corporation                                                                  4,422,600          76
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   160,000    QUALCOMM, Inc.                                                                    $6,246,400        $107
   140,000  * SanDisk Corporation                                                                4,076,800          70
    65,000    StarTek, Inc.                                                                      2,038,400          35
   125,000  * Storage Technology Corporation                                                     3,157,500          54
   184,820  * Taiwan Semiconductor Manufacturing Co., Ltd.
                (ADR)                                                                            1,319,615          23
    80,000  * Tech Data Corporation                                                              3,084,000          53
    96,900  * Thermo Electron Corporation                                                        2,618,238          45
   220,000  * VERITAS Software Corporation                                                       3,916,000          67
    35,000  * Xilinx, Inc.                                                                         945,000          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                87,442,962       1,502
----------------------------------------------------------------------------------------------------------------------
              Materials--6.3%
    65,000    Dow Chemical Company                                                               2,936,700          50
    80,000    Freeport-McMoRan Copper &
                Gold, Inc. - Class "B"                                                           3,240,000          56
   145,000    Georgia-Pacific Corporation                                                        5,212,750          89
   121,500    Lubrizol Corporation                                                               4,203,900          72
   140,000    MeadWestvaco Corporation                                                           4,466,000          77
    45,000    PPG Industries, Inc.                                                               2,757,600          47
    60,000    Praxair, Inc.                                                                      2,564,400          44
   207,000    RPM International, Inc.                                                            3,653,550          63
    55,300    United States Steel Corporation                                                    2,080,386          36
    80,400    Weyerhaeuser Company                                                               5,344,992          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,460,278         626
----------------------------------------------------------------------------------------------------------------------
              Other--1.2%
    90,000    Nasdaq - 100 Index Tracking Stock                                                  3,160,800          54
    35,000    SPDR Trust - Series "1"                                                            3,912,300          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,073,100         121
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.1%
   140,000    SBC Communications, Inc.                                                           3,633,000          62
    75,000    Verizon Communications, Inc.                                                       2,953,500          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,586,500         113
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.9%
   115,400    Atmos Energy Corporation                                                          $2,906,926         $50
    75,000    Consolidated Edison, Inc.                                                          3,153,000          54
    42,000    Dominion Resources, Inc.                                                           2,740,500          47
    90,000    ONEOK, Inc.                                                                        2,341,800          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,142,226         191
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $469,679,356)                                               565,783,329       9,715
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.5%
              Financials--1.7%
              Chubb Corporation:
    90,800      7%, 2005 - Series "A"                                                            2,585,984          45
    50,000      7%, 2006 - Series "B"                                                            1,406,250          24
    97,000    Hartford Financial Services Group, Inc.,
                6%, 2006 - Class "A"                                                             5,795,750         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,787,984         169
----------------------------------------------------------------------------------------------------------------------
              Health Care--.1%
    16,000    Baxter International, Inc., 7%, 2006                                                 860,000          14
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.7%
    80,000    ALLTEL Corporation, 7.75%, 2005                                                    4,150,000          71
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $12,653,193)                                  14,797,984         254
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $482,332,549)                                        99.7%    580,581,313       9,969
Other Assets, Less Liabilities                                                          .3       1,778,361          31
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $582,359,674     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts
  REIT Real Estate Investment Trust

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS ALL-CAP GROWTH FUND

Dear Investor:

This is the annual report for the First Investors All-Cap Growth Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 15.6% for Class A shares and 14.8% for Class B shares.

The Fund's positive overall performance during the reporting period was driven by the improving economy and solid performance of the equity markets. In addition, the Fund's multi-cap strategy aided performance, as it enabled the Fund to invest in mid- and small-cap equities, which outperformed their larger-capitalization counterparts.

The Fund's relative outperformance of the Russell 3000 Growth Index was largely due to strong security selection, primarily within the information technology and financials sectors. Top contributors included Yahoo!, which benefited from double-digit growth in the online advertising business, and Countrywide Financial, a diversified financial firm that experienced growth in banking and mortgage origination.

During the reporting period, sector allocation overall detracted from performance. Although individual holdings in information technology were strong, our overweight in the sector detracted from performance as this sector underperformed the Index.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ ANDREW J. SHILLING

Andrew J. Shilling
Portfolio Manager

October 29, 2004

Fund Expenses
FIRST INVESTORS ALL-CAP GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class A Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                          $1,000.00        $986.09        $7.89
 Hypothetical (5% return before expenses)        $1,000.00      $1,017.05        $8.02
----------------------------------------------------------------------------------------------

                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class B Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                          $1,000.00        $983.16        $11.35
 Hypothetical (5% return before expenses)        $1,000.00      $1,013.55        $11.53
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.59% for Class A shares and 2.29% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Information Technology                 39.0%
Health Care                            17.7%
Industrials                            10.7%
Financials                             10.5%
Consumer Discretionary                 10.0%
Energy                                  2.6%
Telecommunication Services              2.4%
Consumer Staples                        0.9%
Materials                               0.8%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total market value of investments.

FIRST INVESTORS ALL-CAP GROWTH FUND
Cumulative Performance Information

Comparison of change in value of $10,000 investment in the First Investors All-Cap Growth Fund (Class A shares) and the Russell 3000 Growth Index.

First Investors All-Cap Growth Fund
Graph Plot Points
for the periods Ended 9/30/04

                                     All-Cap           Russell
                                      Growth       3000 Growth
                                        Fund             Index

Oct-00                               $ 9,425           $10,000
Sep-01                                 6,155             6,001
Sep-02                                 5,024             4,667
Sep-03                                 6,362             5,925
Sep-04                                 7,352             6,388

                                     Average Annual Total Return*
Class A Shares                     N.A.V. Only  S.E.C. Standardized
   One Year                          15.56%          8.94%
   Since Inception (10/25/00)        (6.12%)        (7.52%)
Class B Shares
   One Year                          14.83%         10.83%
   Since Inception (10/25/00)        (6.77%)        (7.49%)

  The graph compares a $10,000 investment in the First Investors All-Cap Growth Fund (Class A shares) beginning 10/25/00 (inception date) with a theoretical investment in the Russell 3000 Growth Index (the "Index"). The Index is an unmanaged index composed of the 3000 largest U.S. companies, as determined by market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in the sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures are for the periods ended 9/30/04. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Total Return Since Inception would have been (7.69%) and the Class B "S.E.C. Standardized" Total Return Since Inception would have been (7.63%). Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 3000 Growth Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS ALL-CAP GROWTH FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.3%
              Consumer Discretionary--10.1%
    14,050  * A.C. Moore Arts & Crafts, Inc.                                                      $347,457         $23
    52,030  * eBay, Inc.                                                                         4,783,638         317
    36,720  * Fleetwood Enterprises, Inc.                                                          557,410          37
    10,100  * Helen of Troy, Ltd.                                                                  274,922          18
    14,730    Landry's Restaurants, Inc.                                                           401,982          27
    16,400    Lennar Corporation                                                                   780,640          52
    72,140  * Lions Gate Entertainment Corporation                                                 627,618          42
    22,800    Michaels Stores, Inc.                                                              1,349,988          89
    53,750    Omnicom Group, Inc.                                                                3,926,975         261
     9,800  * Pixar                                                                                773,220          51
   170,490  * Sirius Satellite Radio, Inc.                                                         545,568          36
    46,870  * TiVo, Inc.                                                                           310,279          21
    14,400  * Williams-Sonoma, Inc.                                                                540,720          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,220,417       1,010
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--1.0%
    34,370    Gillette Company                                                                   1,434,604          95
----------------------------------------------------------------------------------------------------------------------
              Energy--2.6%
    10,680    Cabot Oil & Gas Corporation                                                          479,532          32
    15,100    EOG Resources, Inc.                                                                  994,335          66
    20,100    Petro-Canada                                                                       1,044,195          69
    17,770  * Whiting Petroleum Corporation                                                        540,208          36
    27,275    XTO Energy, Inc.                                                                     885,892          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,944,162         262
----------------------------------------------------------------------------------------------------------------------
              Financials--10.5%
     6,485  * Affiliated Managers Group, Inc.                                                      347,207          23
     6,460  * Arch Capital Group, Ltd.                                                             251,552          17
    59,460    Citigroup, Inc.                                                                    2,623,375         174
   207,670    Countrywide Financial Corporation                                                  8,180,121         543
    12,850    Fannie Mae                                                                           814,690          54
    31,030    Freddie Mac                                                                        2,024,397         134
    16,640    IndyMac Bancorp, Inc.                                                                602,368          40
    12,900    Legg Mason, Inc.                                                                     687,183          46
    25,290  * U.S.I. Holdings Corporation                                                          345,209          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,876,102       1,054
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--17.8%
    25,640    Abbott Laboratories                                                               $1,086,110         $72
    20,930  * Abgenix, Inc.                                                                        206,370          14
   107,770    AstraZeneca PLC (ADR)                                                              4,432,580         294
    23,970    Cardinal Health, Inc.                                                              1,049,167          70
    12,600  * Cephalon, Inc.                                                                       603,540          40
    70,510    Eli Lilly & Company                                                                4,234,126         281
    26,910  * Forest Laboratories, Inc.                                                          1,210,412          80
   100,360    Guidant Corporation                                                                6,627,774         440
    27,700  * Medco Health Solutions, Inc.                                                         855,930          57
    18,310  * Medicines Company                                                                    442,003          29
    64,490    Medtronic, Inc.                                                                    3,347,031         222
    89,600  * Millennium Pharmaceuticals, Inc.                                                   1,228,416          81
    15,290  * NPS Pharmaceuticals, Inc.                                                            333,016          22
   107,160  * Service Corporation International                                                    665,464          44
     7,730  * Symbion, Inc.                                                                        124,492           8
    14,100  * Watson Pharmaceuticals, Inc.                                                         415,386          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,861,817       1,782
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.8%
    92,140  * Apollo Group, Inc. - Class "A"                                                     6,760,312         449
    11,700    Arkansas Best Corporation                                                            428,454          28
    18,000  * DiamondCluster International, Inc.                                                   219,600          14
    17,700  * Education Management Corporation                                                     471,528          31
    10,570    General Dynamics Corporation                                                       1,079,197          72
    71,570    General Electric Company                                                           2,403,321         159
    27,270    Jackson Hewitt Tax Service, Inc.                                                     551,672          37
    20,330  * Navigant Consulting, Inc.                                                            446,447          30
    16,400    PACCAR, Inc.                                                                       1,133,568          75
    10,400    Parker-Hannifin Corporation                                                          612,144          41
    27,700    Rockwell Collins, Inc.                                                             1,028,778          68
    33,070  * Sirva, Inc.                                                                          757,303          50
     7,330  * Yellow Roadway Corporation                                                           343,704          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,236,028       1,077
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--39.3%
    27,300  * Accenture, Ltd. - Class "A"                                                         $738,465         $49
    21,700    Acxiom Corporation                                                                   515,158          34
    74,300  * Aeroflex, Inc.                                                                       785,351          52
    38,300  * Amdocs, Ltd.                                                                         836,089          56
    92,810    Analog Devices, Inc.                                                               3,599,172         239
    14,600    CDW Corporation                                                                      847,238          56
   149,070  * Cisco Systems, Inc.                                                                2,698,167         179
    27,000  * Cognizant Technology Solutions
                Corporation - Class "A"                                                            823,770          55
   237,240  * Corning, Inc.                                                                      2,628,619         174
   153,740  * Dell, Inc.                                                                         5,473,144         363
    95,360  * Electronic Arts, Inc.                                                              4,385,606         291
   138,210  * EMC Corporation                                                                    1,594,943         106
   122,170    First Data Corporation                                                             5,314,395         353
     7,500  * Intuit, Inc.                                                                         340,500          23
   101,740  * MEMC Electronic Materials, Inc.                                                      862,755          57
   119,080    Microsoft Corporation                                                              3,292,562         219
    37,950  * MPS Group, Inc.                                                                      319,160          21
    21,580  * NAVTEQ                                                                               769,111          51
    52,200  * Network Appliance, Inc.                                                            1,200,600          80
     8,180    Plantronics, Inc.                                                                    353,703          23
    28,370  * Polycom, Inc.                                                                        562,293          37
    20,600  * Red Hat, Inc.                                                                        252,144          17
   114,740  * Research in Motion, Ltd.                                                           8,759,252         581
    46,510  * Sapient Corporation                                                                  354,871          24
    19,160  * SERENA Software, Inc.                                                                320,547          21
    15,200  * Symantec Corporation                                                                 834,176          55
    63,400  * Tellabs, Inc.                                                                        582,646          39
    19,490  * THQ, Inc.                                                                            379,275          25
    17,500  * VeriSign, Inc.                                                                       347,900          23
    86,390    Xilinx, Inc.                                                                       2,332,530         155
   208,090  * Yahoo!, Inc.                                                                       7,056,332         468
----------------------------------------------------------------------------------------------------------------------
                                                                                                59,160,474       3,926
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--.8%
    18,740    Arch Coal, Inc.                                                                     $665,083         $44
    36,290  * GrafTech International, Ltd.                                                         506,246          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,171,329          78
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.4%
    81,080  * American Tower Corporation - Class "A"                                             1,244,578          83
    96,620  * Crown Castle International Corporation                                             1,437,706          95
    39,800  * Nextel Communications, Inc. - Class "A"                                              948,830          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,631,114         241
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $120,494,286)                                               143,536,047       9,525
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--5.4%
    $8,150M   BNP Paribas, 1.72%, dated 9/30/04, to be
                repurchased at $8,150,389 on 10/1/04
                (collateralized by U.S. Treasury Bonds,
                10.75%, 8/15/05, valued at $8,310,246)
                (cost $8,150,000)                                                                8,150,000         540
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $128,644,286)                                       100.7%    151,686,047      10,065
Excess of Liabilities Over Other Assets                                                (.7)       (985,442)        (65)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $150,700,605     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR    American Depositary Receipts

  See notes to financial statements


Portfolio Managers' Letter
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

Dear Investor:

This is the annual report for the First Investors Mid-Cap Opportunity Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 18.4% for Class A shares and 17.6% for Class B shares.

The Fund's performance was largely driven by rising oil and natural gas prices, consolidation in commercial banking, solid performance of the mid-cap stock sector and asset allocation decisions. Performance on an absolute basis was attributable to investments in two key sectors: energy and financials. Shares of commercial banks and thrift institutions were key contributors in the financials sector, aided by merger and acquisition activity. Meaningful contributions also came from the consumer discretionary, health care and industrials sectors.

On a relative basis, the Fund outperformed the Standard & Poor's 400 Midcap Index due to its overweight positions within the energy and health care sectors. Within the energy sector, strength came from the oil and gas exploration and equipment companies. Among health care sector holdings, shares of HMOs, pharmacy benefit managers and medical supply firms rose sharply.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
and Co-Portfolio Manager

/s/ STEVEN S. HILL

Steven S. Hill
Co-Portfolio Manager

October 29, 2004

Fund Expenses
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------
                                              Beginning        Ending
                                               Account         Account       Expenses Paid
                                                Value           Value        During Period
 Expense Example - Class A Shares              (4/1/04)       (9/30/04)    (4/1/04-9/30/04)*
--------------------------------------------------------------------------------------------
 Actual                                       $1,000.00         $994.74          $7.63
 Hypothetical (5% return before expenses)     $1,000.00       $1,017.35          $7.72
--------------------------------------------------------------------------------------------

                                              Beginning        Ending
                                               Account         Account       Expenses Paid
                                                Value           Value        During Period
 Expense Example - Class B Shares              (4/1/04)       (9/30/04)    (4/1/04-9/30/04)*
--------------------------------------------------------------------------------------------
 Actual                                       $1,000.00         $991.07         $11.10
 Hypothetical (5% return before expenses)     $1,000.00       $1,013.85         $11.23
--------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.53% for Class A shares and 2.23% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                             20.2%
Consumer Discretionary                 16.1%
Information Technology                 15.2%
Health Care                            14.1%
Industrials                            10.6%
Energy                                  9.0%
Materials                               4.9%
Consumer Staples                        3.9%
Utilities                               2.1%
Other                                   0.8%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total market value of investments.

Cumulative Performance Information
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

Comparison of change in value of $10,000 investment in the First Investors Mid-Cap Opportunity Fund (Class A shares) and the Standard & Poor's 400 Midcap Index.

First Investors Mid-Cap Opportunity Fund
Graph Plot Points
for the periods Ended 9/30/04

                                             S&P 400
                                Mid-Cap       MIDCAP
                                   Fund        Index

Oct-94                          $ 9,425      $10,000
Oct-95                           11,664       12,123
Oct-96                           13,022       14,228
Oct-97                           16,550       18,873
Sep-98                           13,833       18,483
Sep-99                           20,011       23,190
Sep-00                           29,298       33,213
Sep-01                           19,712       26,903
Sep-02                           17,633       25,640
Sep-03                           21,432       32,513
Sep-04                           25,377       38,221

(INSET BOX IN CHART READS:)

                         Average Annual Total Return*
Class A Shares         N.A.V. Only   S.E.C. Standardized
  One Year                18.41%            11.60%
  Five Years               4.87%             3.63%
  Ten Years               10.70%            10.05%
Class B Shares
  One Year                17.55%            13.55%
  Five Years               4.13%             3.79%
  Since Inception
  (1/12/95)                9.55%             9.55%

  The graph compares a $10,000 investment in the First Investors Mid-Cap Opportunity Fund (Class A shares) beginning 10/31/94 with a theoretical investment in the Standard & Poor's 400 Midcap Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 400 stocks designed to measure the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/04) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been 11.42%, 3.41% and 9.62%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been 13.38%, 3.55% and 9.10%, respectively. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 400 Midcap Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.0%
              Consumer Discretionary--16.1%
    55,000    American Axle & Manufacturing Holdings, Inc.                                      $1,609,300         $50
    27,200    American Eagle Outfitters, Inc.                                                    1,002,320          31
   120,000  * AnnTaylor Stores Corporation                                                       2,808,000          87
    56,250    Applebee's International, Inc.                                                     1,422,000          44
    27,500  * Barnes & Noble, Inc.                                                               1,017,500          31
   105,000    Blockbuster, Inc. - Class "A"                                                        796,950          25
    49,000    BorgWarner, Inc.                                                                   2,121,210          66
    35,000  * Chico's FAS, Inc.                                                                  1,197,000          37
    45,000  * Coach, Inc.                                                                        1,908,900          59
    75,000  * Cost Plus, Inc.                                                                    2,653,500          82
   220,000  * GameStop Corporation - Class "A"                                                   4,072,200         126
    52,100    Hasbro, Inc.                                                                         979,480          30
   115,000  * Hollywood Entertainment Corporation                                                1,135,050          35
    82,500    K-Swiss, Inc. - Class "A"                                                          1,588,125          49
    40,000    Landry's Restaurants, Inc.                                                         1,091,600          34
    30,000    Lear Corporation                                                                   1,633,500          50
    80,000    Leggett & Platt, Inc.                                                              2,248,000          69
    45,000    Mattel, Inc.                                                                         815,850          25
    75,000    Movie Gallery, Inc.                                                                1,314,750          41
   167,000  * Office Depot, Inc.                                                                 2,510,010          78
   125,000  * Pacific Sunwear of California, Inc.                                                2,631,250          81
    65,000    Pier 1 Imports, Inc.                                                               1,175,200          36
    56,100    Polo Ralph Lauren Corporation - Class "A"                                          2,040,357          63
   140,000  * Quiksilver, Inc.                                                                   3,558,800         110
    60,000    Regis Corporation                                                                  2,413,200          75
    50,000    Ross Stores, Inc.                                                                  1,172,000          36
    27,500    Tiffany & Company                                                                    845,350          26
    62,800    TJX Companies, Inc.                                                                1,384,112          43
    20,000  * Tuesday Morning Corporation                                                          618,400          19
    50,000    Tupperware Corporation                                                               849,000          26
    13,500  * Warnaco Group, Inc.                                                                  300,105           9
    30,000  * Williams-Sonoma, Inc.                                                              1,126,500          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,039,519       1,608
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--3.9%
    30,000    Altria Group, Inc.                                                                $1,411,200         $43
   200,000  * Chiquita Brands International, Inc.                                                3,482,000         108
    30,000    Coca-Cola Enterprises, Inc.                                                          567,000          17
    58,900    Hormel Foods Corporation                                                           1,577,342          49
    60,000  * Performance Food Group Company                                                     1,422,000          44
   120,000  * Smithfield Foods, Inc.                                                             3,000,000          93
    39,800    Tootsie Roll Industries, Inc.                                                      1,162,956          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,622,498         390
----------------------------------------------------------------------------------------------------------------------
              Energy--9.0%
    40,000    Anadarko Petroleum Corporation                                                     2,654,400          82
   155,000    Chesapeake Energy Corporation                                                      2,453,650          76
    46,900    EOG Resources, Inc.                                                                3,088,365          95
    75,000  * Grant Prideco, Inc.                                                                1,536,750          47
    40,000    Patterson-UTI Energy, Inc.                                                           762,800          24
    80,000    Suncor Energy, Inc.                                                                2,560,800          79
   120,000  * Swift Energy Company                                                               2,875,200          89
   142,500    Talisman Energy, Inc.                                                              3,690,750         114
    77,500  * Transocean, Inc.                                                                   2,772,950          86
    50,000  * Weatherford International, Ltd.                                                    2,551,000          79
   126,366    XTO Energy, Inc.                                                                   4,104,368         127
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,051,033         898
----------------------------------------------------------------------------------------------------------------------
              Financials--20.3%
    40,000    Ambac Financial Group, Inc.                                                        3,198,000          99
    35,000    Astoria Financial Corporation                                                      1,242,150          38
    80,000    Banknorth Group, Inc.                                                              2,800,000          87
    30,000    Bear Stearns Companies, Inc.                                                       2,885,100          89
    37,488    Citigroup, Inc.                                                                    1,653,971          51
    30,000    City National Corporation                                                          1,948,500          60
    50,000    Colonial BancGroup, Inc.                                                           1,022,500          32
   100,000  * Conseco, Inc.                                                                      1,766,000          55
    56,250    Doral Financial Corporation                                                        2,332,688          72
    73,000    Endurance Specialty Holdings, Ltd.                                                 2,346,950          73
    35,000    Greater Bay Bancorp                                                                1,006,250          31
    57,500    GreenPoint Financial Corporation                                                   2,668,575          83
    95,000    Hub International, Ltd.                                                            1,717,600          53
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    60,000    Independence Community Bank Corporation                                           $2,343,000         $72
   175,000    Janus Capital Group, Inc.                                                          2,381,750          74
    55,000    KeyCorp                                                                            1,738,000          54
    60,000    Montpelier Re Holdings, Ltd.                                                       2,200,800          68
    80,000    National Commerce Financial Corporation                                            2,736,800          85
   111,666    New York Community Bancorp, Inc.                                                   2,293,620          71
   135,000    NewAlliance Bancshares, Inc.                                                       1,937,250          60
    42,500    North Fork Bancorporation, Inc.                                                    1,889,125          58
    60,000    Old Republic International Corporation                                             1,501,800          47
    44,400    PartnerRe, Ltd.                                                                    2,428,236          75
    60,900    Protective Life Corporation                                                        2,393,979          74
    40,000    Provident Financial Services, Inc.                                                   690,000          21
    40,000    SAFECO Corporation                                                                 1,826,000          56
   110,000    South Financial Group, Inc.                                                        3,102,000          96
   200,640    Sovereign Bancorp, Inc.                                                            4,377,965         135
    81,500    Willis Group Holdings, Ltd.                                                        3,048,100          94
    33,000    Zions Bancorporation                                                               2,014,320          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                65,491,029       2,025
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.1%
    84,150  * Accredo Health, Inc.                                                               1,983,415          61
    33,000    Aetna, Inc.                                                                        3,297,690         102
    14,000    AmerisourceBergen Corporation                                                        751,940          23
    52,500  * Anthem, Inc.                                                                       4,580,625         142
    40,000  * Barrier Therapeutics, Inc.                                                           486,400          15
    42,500    Beckman Coulter, Inc.                                                              2,385,100          74
    40,000    Biomet, Inc.                                                                       1,875,200          58
   130,000  * Caremark Rx, Inc.                                                                  4,169,100         129
   113,000  * Centene Corporation                                                                4,811,540         149
    54,000  * Charles River Laboratories International, Inc.                                     2,473,200          76
    95,000  * Community Health Systems, Inc.                                                     2,534,600          78
    40,000    DENTSPLY International, Inc.                                                       2,077,600          64
    10,000  * Express Scripts, Inc.                                                                653,400          20
    32,500  * Forest Laboratories, Inc.                                                          1,461,850          45
    50,000  * Gilead Sciences, Inc.                                                              1,869,000          58
    35,000  * Henry Schein, Inc.                                                                 2,180,850          68
    75,000  * Idenix Pharmaceuticals, Inc.                                                       1,200,000          37
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    35,000  * IDX Systems Corporation                                                           $1,135,750         $35
    35,000  * Laboratory Corporation of America Holdings                                         1,530,200          47
    25,600  * Neurocrine Biosciences, Inc.                                                       1,207,296          37
    85,000  * Priority Healthcare Corporation - Class "B"                                        1,712,750          53
    40,000  * Triad Hospitals, Inc.                                                              1,377,600          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                45,755,106       1,414
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.6%
   123,100  * AGCO Corporation                                                                   2,784,522          86
   135,000    American Power Conversion Corporation                                              2,347,650          73
    29,300    Avery Dennison Corporation                                                         1,927,354          60
    93,500    Chicago Bridge & Iron Company
                NV - NY Shares                                                                   2,804,065          87
    23,333  * ChoicePoint, Inc.                                                                    995,152          31
    41,000    FedEx Corporation                                                                  3,513,290         109
    20,000    L-3 Communications Holdings, Inc.                                                  1,340,000          41
    35,000    Manpower, Inc.                                                                     1,557,150          48
    91,400    Masco Corporation                                                                  3,156,042          97
    50,000  * Mobile Mini, Inc.                                                                  1,240,000          38
    75,000    Northrop Grumman Corporation                                                       3,999,750         124
   225,000  * Pinnacle Airlines Corporation                                                      2,272,500          70
    30,900    Rockwell Automation, Inc.                                                          1,195,830          37
    62,500  * Shaw Group, Inc.                                                                     750,000          23
    59,300    SPX Corporation                                                                    2,099,220          65
    57,600  * United Defense Industries, Inc.                                                    2,303,424          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,285,949       1,060
----------------------------------------------------------------------------------------------------------------------
              Information Technology--15.2%
    75,200  * Amphenol Corporation - Class "A"                                                   2,576,352          80
   175,000  * Catalyst Semiconductor, Inc.                                                       1,041,250          32
    37,500  * CheckFree Corporation                                                              1,037,625          32
   125,000  * Comverse Technology, Inc.                                                          2,353,750          73
    65,000  * DigitalNet Holdings, Inc.                                                          1,963,975          61
    35,000  * DST Systems, Inc.                                                                  1,556,450          48
   100,000  * Electronics for Imaging, Inc.                                                      1,624,000          50
    71,250    Fair Isaac Corporation                                                             2,080,500          64
   135,000  * Ingram Micro, Inc. - Class "A"                                                     2,173,500          67
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    27,900  * International Rectifier Corporation                                                 $956,970         $30
   100,000    Intersil Corporation - Class "A"                                                   1,593,000          49
    62,500  * Intuit, Inc.                                                                       2,837,500          88
   220,000  * Lexar Media, Inc.                                                                  1,845,800          57
    59,700  * Manhattan Associates, Inc.                                                         1,457,874          45
   105,000  * McAfee, Inc.                                                                       2,110,500          65
    17,700  * NAVTEQ Corporation                                                                   630,828          19
    41,300  * Novellus Systems, Inc.                                                             1,098,167          34
   125,000  * Paxar Corporation                                                                  2,835,000          88
    75,000  * SanDisk Corporation                                                                2,184,000          68
    35,000  * Semtech Corporation                                                                  670,950          21
    80,000  * Storage Technology Corporation                                                     2,020,800          62
    75,600  * SunGard Data Systems, Inc.                                                         1,797,012          56
    85,000  * Sybase, Inc.                                                                       1,172,150          36
   100,000  * Tellabs, Inc.                                                                        919,000          28
    70,000  * Thermo Electron Corporation                                                        1,891,400          58
   160,000  * VERITAS Software Corporation                                                       2,848,000          88
   125,000  * Vishay Intertechnology, Inc.                                                       1,612,500          50
    50,000  * Waters Corporation                                                                 2,205,000          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                49,093,853       1,517
----------------------------------------------------------------------------------------------------------------------
              Materials--4.9%
    50,000    Freeport-McMoRan Copper &
                Gold, Inc. - Class "B"                                                           2,025,000          62
    60,000    Georgia-Pacific Corporation                                                        2,157,000          67
    50,000  * Headwaters, Inc.                                                                   1,543,000          48
    65,000    Louisiana-Pacific Corporation                                                      1,686,750          52
    50,000    Lubrizol Corporation                                                               1,730,000          53
    80,000    MeadWestvaco Corporation                                                           2,552,000          79
    50,000    Praxair, Inc.                                                                      2,137,000          66
    90,000    Sappi, Ltd. (ADR)                                                                  1,288,800          40
    21,300    United States Steel Corporation                                                      801,305          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,920,855         492
----------------------------------------------------------------------------------------------------------------------
              Other--.8%
    25,000    MidCap SPDR Trust - Series "1"                                                     2,713,250          84
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.1%
    59,500    AGL Resources, Inc.                                                               $1,830,815         $57
    30,000    Equitable Resources, Inc.                                                          1,629,300          50
    47,000    SCANA Corporation                                                                  1,754,980          54
    51,000    Wisconsin Energy Corporation                                                       1,626,900          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,841,995         211
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $261,264,505)                                               313,815,087       9,699
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.2%
    $1,400M   Coca-Cola Co., 1.74%, 10/19/04                                                     1,398,782          43
     3,000M   General Electric Co., 1.75%, 10/6/04                                               2,999,270          93
     2,700M   Toyota Motor Credit Co., 1.73%, 10/21/04                                           2,697,405          83
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $7,095,457)                                      7,095,457         219
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--.9%
     3,000M   Fannie Mae, 1.72%, 10/1/04 (cost $3,000,000)                                       3,000,000          93
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $271,359,962)                                       100.1%    323,910,544      10,011
Excess of Liabilities Over Other Assets                                                (.1)       (358,876)        (11)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $323,551,668     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS SPECIAL SITUATIONS FUND

Dear Investor:

This is the annual report for the First Investors Special Situations Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 7.7% for Class A shares and 7.0% for Class B shares.

The Fund's positive performance was driven largely by the improving economy, the rise in energy prices and the solid performance of the small-cap sector. Its performance was largely the result of investments in the consumer discretionary, industrials, energy and financials sectors, as almost all of the Fund's return during the reporting period can be attributed to these groups.

On a relative basis, the Fund underperformed the Russell 2000 Index for the reporting period. The Fund's growth-orientation hurt performance, as shares of growth-oriented, small-cap investments underperformed their value counterparts during the fiscal year, reversing the trend from fiscal 2003. As evidenced by the comparative style benchmarks, the Russell 2000 Growth Index returned 11.42% versus the Russell 2000 Value Index, which gained 23.53%.

Specifically, the Fund's underweight positions in the financials, materials and industrials sectors hurt relative performance. An overweight position in the technology sector also hurt performance, as shares of those companies underperformed. Notably, shares within the software and services industry were the most disappointing. Shares of eCollege.com fell on lowered growth expectations. Internet-based yellow pages service provider YP Corp. fell on management upheaval. Shares of Internet service provider United Online underperformed due to increased competition and large insider sales.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
and Portfolio Manager*

October 29, 2004

* Mr. Miska became the Fund's Portfolio Manager on September 1, 2004.

Fund Expenses
FIRST INVESTORS SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


--------------------------------------------------------------------------------------------
                                              Beginning        Ending
                                               Account         Account       Expenses Paid
                                                Value           Value        During Period
 Expense Example - Class A Shares              (4/1/04)       (9/30/04)    (4/1/04-9/30/04)*
--------------------------------------------------------------------------------------------
 Actual                                      $1,000.00         $924.26          $7.79
 Hypothetical (5% return before expenses)    $1,000.00       $1,016.90          $8.17
--------------------------------------------------------------------------------------------

                                              Beginning        Ending
                                               Account         Account       Expenses Paid
                                                Value           Value        During Period
 Expense Example - Class B Shares             (4/1/04)       (9/30/04)    (4/1/04-9/30/04)*
--------------------------------------------------------------------------------------------
 Actual                                     $1,000.00          $921.71          $11.16
 Hypothetical (5% return before expenses)   $1,000.00        $1,013.40          $11.68
--------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.62% for Class A shares and 2.32% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Information Technology                 23.2%
Health Care                            20.7%
Consumer Discretionary                 14.4%
Industrials                            13.9%
Financials                              9.4%
Energy                                  7.8%
Materials                               3.0%
Telecommunication Services              2.7%
Other                                   1.6%
Consumer Staples                        0.8%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total market value of investments.

Cumulative Performance Information
FIRST INVESTORS SPECIAL SITUATIONS FUND

Comparison of change in value of $10,000 investment in the First Investors Special Situations Fund (Class A shares) and the Russell 2000 Index.


First Investors Special Situations Fund
Graph Plot Points
for the periods Ended 9/30/04


                               Special     Russell
                            Situations        2000
                                  Fund       Index

Dec-94                         $ 9,425     $10,000
Dec-95                          11,682      12,621
Dec-96                          13,032      14,709
Dec-97                          15,136      17,981
Sep-98                          12,167      15,094
Sep-99                          15,968      17,986
Sep-00                          22,846      22,233
Sep-01                          13,053      17,543
Sep-02                          10,901      15,917
Sep-03                          13,458      21,732
Sep-04                          14,500      25,823

(INSET BOX IN CHART READS:)
                         Average Annual Total Return*
Class A Shares         N.A.V. Only    S.E.C. Standardized
  One Year                7.74%               1.57%
  Five Years             (1.91%)             (3.07%)
  Ten Years               4.09%               3.48%
Class B Shares
  One Year                7.03%               3.03%
  Five Years             (2.60%)             (3.00%)
  Since Inception
  (1/12/95)               3.75%               3.75%

  The graph compares a $10,000 investment in the First Investors Special Situations Fund (Class A shares) beginning 12/31/94 with a theoretical investment in the Russell 2000 Index (the "Index"). The Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in the sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/04) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.34%, (3.30%) and 3.24%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been 2.80%, (3.21%) and 3.50%, respectively. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 2000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS SPECIAL SITUATIONS FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.3%
              Consumer Discretionary--14.4%
   124,950  * Aeropostale, Inc.                                                                 $3,273,690        $156
    41,700  * Arbitron, Inc.                                                                     1,526,637          73
   209,800  * Champion Enterprises, Inc.                                                         2,158,842         103
    80,100    Claire's Stores, Inc.                                                              2,005,704          95
    96,500    Foot Locker, Inc.                                                                  2,287,050         109
    27,400  * Getty Images, Inc.                                                                 1,515,220          72
    24,600  * Guitar Center, Inc.                                                                1,065,180          51
    77,900  * Jarden Corporation                                                                 2,842,571         135
    55,687  * Jos. A. Bank Clothiers, Inc.                                                       1,541,416          73
    97,900  * Keystone Automotive Industries, Inc.                                               2,153,800         102
   111,400  * Navigant International, Inc.                                                       1,819,162          87
    60,300  * Quiksilver, Inc.                                                                   1,532,826          73
    78,200  * Scientific Games Corporation - Class "A"                                           1,493,620          71
   102,300  * Source Interlink Companies, Inc.                                                     994,356          47
    48,200  * Urban Outfitters, Inc.                                                             1,658,080          79
   109,200  * Warnaco Group, Inc.                                                                2,427,516         116
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,295,670       1,442
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--.8%
   273,800  * Star Scientific, Inc.                                                              1,620,896          77
----------------------------------------------------------------------------------------------------------------------
              Energy--7.8%
    47,200    Ashland, Inc.                                                                      2,646,976         126
    87,900    Chesapeake Energy Corporation                                                      1,391,457          66
   105,800  * Energy Partners, Ltd.                                                              1,722,424          82
    45,700    Overseas Shipholding Group, Inc.                                                   2,268,548         108
    86,000    Patterson-UTI Energy, Inc.                                                         1,640,020          78
    61,000    Stelmar Shipping, Ltd.                                                             2,306,410         110
    71,700  * Swift Energy Company                                                               1,717,932          82
    56,450  * TETRA Technologies, Inc.                                                           1,752,773          83
    27,000    World Fuel Services Corporation                                                      966,600          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,413,140         781
----------------------------------------------------------------------------------------------------------------------
              Financials--9.3%
    35,500  * Affiliated Managers Group, Inc.                                                    1,900,670          91
    41,100  * First Marblehead Corporation                                                       1,907,040          91
    51,800    HCC Insurance Holdings, Inc.                                                       1,561,770          74
   103,700    MoneyGram International, Inc.                                                      1,771,196          84
    30,600    Montpelier Re Holdings, Ltd.                                                       1,122,408          54
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    53,200    Odyssey Re Holdings Corporation                                                   $1,179,976         $56
   182,800    Origen Financial, Inc.                                                             1,345,408          64
    62,300    RAIT Investment Trust                                                              1,703,905          81
    80,500  * Saxon Capital, Inc. (REIT)                                                         1,730,750          82
    52,800    Thornburg Mortgage, Inc.                                                           1,531,728          73
    78,000    Ventas, Inc.                                                                       2,021,760          96
    43,300    Westcorp, Inc.                                                                     1,841,116          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,617,727         934
----------------------------------------------------------------------------------------------------------------------
              Health Care--20.7%
    69,100  * AmSurg Corporation                                                                 1,463,538          70
   154,700  * Aspect Medical Systems, Inc.                                                       2,798,523         133
    71,000  * Centene Corporation                                                                3,023,180         144
    58,300  * CV Therapeutics, Inc.                                                                728,750          35
    70,100  * DaVita, Inc.                                                                       2,183,615         104
   153,100  * Discovery Laboratories, Inc.                                                       1,025,770          49
   642,800  * Endocare, Inc.                                                                     1,780,556          85
    21,600  * Fisher Scientific International, Inc.                                              1,259,928          60
    23,700  * Gen-Probe, Inc.                                                                      944,919          45
    75,900  * LabOne, Inc.                                                                       2,218,557         106
    72,800    Matthews International Corporation - Class "A"                                     2,466,464         117
    39,900    Medicis Pharmaceutical Corporation - Class "A"                                     1,557,696          74
    62,500  * MGI Pharma, Inc.                                                                   1,668,125          79
   289,500  * MIM Corporation                                                                    1,673,310          80
    86,600  * Nabi Biopharmaceuticals                                                            1,158,708          55
    22,900  * Neurocrine Biosciences, Inc.                                                       1,079,964          51
    29,900  * Onyx Pharmaceuticals, Inc.                                                         1,285,999          61
    93,900    PolyMedica Corporation                                                             2,892,120         138
    79,700  * Psychiatric Solutions, Inc.                                                        2,020,395          96
    84,630  * SFBC International, Inc.                                                           2,226,615         106
   201,600  * SuperGen, Inc.                                                                     1,245,888          59
   208,300  * TriPath Imaging, Inc.                                                              1,703,894          81
    93,000  * VCA Antech, Inc.                                                                   1,918,590          91
   151,600    West Pharmaceutical Services, Inc.                                                 3,160,860         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                43,485,964       2,069
----------------------------------------------------------------------------------------------------------------------
              Industrials--13.8%
    93,400    Angelica Corporation                                                               2,323,792         111
   110,600  * Commercial Vehicle Group, Inc.                                                     1,751,904          83
    42,400  * Education Management Corporation                                                   1,129,536          54
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    30,500  * ESCO Technologies, Inc.                                                           $2,066,680         $98
   261,700  * EVCI Career Colleges, Inc.                                                         1,848,910          88
   136,900    Healthcare Services Group, Inc.                                                    2,458,724         117
    45,500  * II-VI, Inc.                                                                        1,592,955          76
   197,800  * Kansas City Southern                                                               3,000,626         143
    57,600  * MTC Technologies, Inc.                                                             1,591,488          76
    30,500    Oshkosh Truck Corporation                                                          1,740,330          83
    83,900    Ritchie Brothers Auctioneers, Inc.                                                 2,571,535         122
   109,700  * SI International, Inc.                                                             2,824,199         134
    82,200    United Industrial Corporation                                                      2,703,558         129
    70,300    Wabtec Corporation                                                                 1,313,907          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,918,144       1,376
----------------------------------------------------------------------------------------------------------------------
              Information Technology--23.2%
   100,300  * ATMI, Inc.                                                                         2,054,144          98
    88,200    BEI Technologies, Inc.                                                             2,416,680         115
    63,000  * Catapult Communications Corporation                                                1,186,920          56
    72,600  * Cognizant Technology Solutions
                Corporation - Class "A"                                                          2,215,026         105
   434,200  * CyberSource Corporation                                                            2,097,186         100
    56,900  * Digital River, Inc.                                                                1,694,482          81
   100,000  * Epicor Software Corporation                                                        1,203,000          57
   125,600  * FindWhat.com                                                                       2,352,488         112
    88,100  * Global Imaging Systems, Inc.                                                       2,738,148         130
    35,800  * Hyperion Solutions Corporation                                                     1,216,842          58
    55,500  * Integrated Circuit Systems, Inc.                                                   1,193,250          57
    72,200  * Intergraph Corporation                                                             1,961,674          93
    30,800  * International Rectifier Corporation                                                1,056,440          50
   141,500  * Intervoice, Inc.                                                                   1,523,955          72
   123,300  * Measurement Specialties, Inc.                                                      3,064,005         146
   269,600  * MEMC Electronic Materials, Inc.                                                    2,286,208         109
    51,200  * MICROS Systems, Inc.                                                               2,563,584         122
   379,200  * Optimal Group, Inc.                                                                3,481,056         166
   130,500  * Overland Storage, Inc.                                                             1,825,695          87
   205,500    QAD, Inc.                                                                          1,432,335          68
    73,300  * Sigmatel, Inc.                                                                     1,554,693          74
    61,400    StarTek, Inc.                                                                      1,925,504          92
   180,900  * TIBCO Software, Inc.                                                               1,539,459          73
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   242,200  * Tyler Technologies, Inc.                                                          $2,141,048        $102
    38,200  * Varian Semiconductor Equipment
                Associates, Inc.                                                                 1,180,380          56
   129,600  * ZiLOG, Inc.                                                                          747,792          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                48,651,994       2,315
----------------------------------------------------------------------------------------------------------------------
              Materials--3.0%
   139,300    AMCOL International Corporation                                                    2,663,416         127
    97,200  * Headwaters, Inc.                                                                   2,999,592         143
    39,300    Penford Corporation                                                                  684,213          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,347,221         302
----------------------------------------------------------------------------------------------------------------------
              Other--1.6%
    35,000    iShares S&P Midcap 400 Index                                                       2,049,950          98
    98,800    Technology Investment Capital Corporation                                          1,383,200          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,433,150         164
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.7%
    46,200  * NII Holdings, Inc. - Class "B"                                                     1,903,902          91
   168,100  * PTEK Holdings, Inc.                                                                1,440,617          68
    87,200  * Western Wireless Corporation - Class "A"                                           2,241,912         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,586,431         266
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $169,768,012)                                               204,370,337       9,726
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--2.5%
    $5,300M   Fannie Mae, 1.72% 10/1/04 (cost $5,300,000)                                        5,300,000         252
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $175,068,012)                                        99.8%    209,670,337       9,978
Other Assets, Less Liabilities                                                          .2         470,405          22
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $210,140,742     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  REIT Real Estate Investment Trust

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS FOCUSED EQUITY FUND

Dear Investor:

This is the annual report for the First Investors Focused Equity Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 8.3% for Class A shares and 7.6% for Class B shares.

The Fund's performance during the reporting period was driven by a combination of the solid performance of the equity markets and the concentrated nature of the Fund. The Fund's performance was helped by top absolute contributors Chevron and Schlumberger, which benefited from higher oil prices and refining margins.

Several broad issues were factors in the Fund's underperformance relative to the Standard & Poor's 500 (S&P 500) Index. In general, the Fund was positioned for an economic recovery that did not play out as strongly as expected. The Fund's focus on high quality, large-cap stocks was a drag on performance, as they underperformed smaller capitalization classes.

Specifically, stock selection was the primary contributor to the Fund's underperformance relative to the S&P 500 Index. The impact of stock selection has a greater effect on performance because the Fund is concentrated in less than 50 securities. In particular, stock selection within the financials, information technology and consumer discretionary sectors had a negative impact on performance. Inventory issues and slowing demand plagued Intel and other semiconductor stocks in the portfolio. Litigation issues hurt Fund holdings in Merrill Lynch and Citigroup. Sector allocation was also a moderate negative for Fund performance relative to the S&P 500 Index.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ MATTHEW E. MEGARGEL

Matthew E. Megargel
Portfolio Manager

October 29, 2004

Fund Expenses
FIRST INVESTORS FOCUSED EQUITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class A Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                          $1,000.00         $979.97       $8.91
 Hypothetical (5% return before expenses)        $1,000.00       $1,016.00       $9.07
----------------------------------------------------------------------------------------------

                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class B Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                          $1,000.00         $976.66       $12.35
 Hypothetical (5% return before expenses)        $1,000.00       $1,012.50       $12.58
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.80% for Class A shares and 2.50% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Information Technology                 19.7%
Financials                             18.0%
Health Care                            14.9%
Industrials                            14.7%
Energy                                  8.6%
Consumer Discretionary                  8.2%
Consumer Staples                        8.0%
Materials                               6.2%
Telecommunication Services              1.4%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total market value of investments.

Cumulative Performance Information
FIRST INVESTORS FOCUSED EQUITY FUND

Comparison of change in value of $10,000 investment in the First Investors Focused Equity Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Focused Equity Fund
Graph Plot Points
for the periods Ended 9/30/04

                            Focused
                             Equity     S&P 500
                               Fund       Index

Mar-99                      $ 9,425     $10,000
Sep-99                       10,254       9,957
Sep-00                        9,783      11,279
Sep-01                        7,276       8,277
Sep-02                        5,401       6,581
Sep-03                        6,814       8,187
Sep-04                        7,380       9,322

(INSET BOX IN CHART READS:)

                             Average Annual Total Return*
Class A Shares             N.A.V. Only    S.E.C. Standardized
  One Year                    8.30%          2.09%
  Five Years                 (6.37%)        (7.46%)
  Since Inception (3/22/99)  (4.33%)        (5.35%)
Class B Shares
  One Year                    7.57%          3.57%
  Five Years                 (7.03%)        (7.40%)
  Since Inception (3/22/99)  (5.00%)        (5.18%)

  The graph compares a $10,000 investment in the First Investors Focused Equity Fund (Class A shares) beginning 3/22/99 (inception date) with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different lasses.

* Average Annual Total Return figures are for the periods ended 9/30/04. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for Five Years and Since Inception would have been (7.44%) and (5.36%), respectively. The Class B "S.E.C. Standardized" Average Annual Total Returns for Five Years and Since Inception would have been (7.38%) and (5.19%), respectively. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS FOCUSED EQUITY FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.9%
              Consumer Discretionary--8.2%
    30,400    Lowe's Companies, Inc.                                                            $1,652,240        $275
    12,600    NIKE, Inc. - Class "B"                                                               992,880         165
   141,700  * Time Warner, Inc.                                                                  2,287,038         381
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,932,158         821
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.0%
    22,600    Altria Group, Inc.                                                                 1,063,104         177
    31,200    Gillette Company                                                                   1,302,288         217
    28,600    PepsiCo, Inc.                                                                      1,391,390         231
    19,200    Procter & Gamble Company                                                           1,039,104         173
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,795,886         798
----------------------------------------------------------------------------------------------------------------------
              Energy--8.6%
    48,200    ChevronTexaco Corporation                                                          2,585,448         430
    19,500    GlobalSantaFe Corporation                                                            597,675          99
    29,700    Schlumberger, Ltd.                                                                 1,999,107         333
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,182,230         862
----------------------------------------------------------------------------------------------------------------------
              Financials--18.1%
    16,800    American Express Company                                                             864,528         144
    31,220    American International Group, Inc.                                                 2,122,648         353
    67,000    Bank of America Corporation                                                        2,903,110         483
    58,800    Citigroup, Inc.                                                                    2,594,256         432
    28,700    Merrill Lynch & Company, Inc.                                                      1,426,964         238
    28,884    St. Paul Travelers Companies, Inc.                                                   954,905         159
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,866,411       1,809
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.9%
    36,100    Abbott Laboratories                                                                1,529,196         254
    17,900    Eli Lilly & Company                                                                1,074,895         179
    12,900  * Genzyme Corporation                                                                  701,889         117
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    28,000    Medtronic, Inc.                                                                   $1,453,200        $242
    77,200    Pfizer, Inc.                                                                       2,362,320         393
    29,600    Schering-Plough Corporation                                                          564,176          94
    33,900    Wyeth                                                                              1,267,860         211
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,953,536       1,490
----------------------------------------------------------------------------------------------------------------------
              Industrials--14.8%
     4,200    Caterpillar, Inc.                                                                    337,890          56
    29,600    CSX Corporation                                                                      982,720         164
    11,700    FedEx Corporation                                                                  1,002,573         167
     9,300    General Dynamics Corporation                                                         949,530         158
    79,900    General Electric Company                                                           2,683,042         446
    49,500    Tyco International, Ltd.                                                           1,517,670         253
    15,000    United Technologies Corporation                                                    1,400,700         233
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,874,125       1,477
----------------------------------------------------------------------------------------------------------------------
              Information Technology--19.7%
    42,800  * Applied Materials, Inc.                                                              705,772         117
    64,500  * Cisco Systems, Inc.                                                                1,167,450         194
    55,800  * Corning, Inc.                                                                        618,264         103
    30,300  * Dell, Inc.                                                                         1,078,680         179
    33,800    First Data Corporation                                                             1,470,300         245
    50,700    Intel Corporation                                                                  1,017,042         169
   128,600    Microsoft Corporation                                                              3,555,790         592
    43,300    Motorola, Inc.                                                                       781,132         130
    31,800    Texas Instruments, Inc.                                                              676,704         113
    23,000  * Yahoo!, Inc.                                                                         779,930         130
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,851,064       1,972
----------------------------------------------------------------------------------------------------------------------
              Materials--6.2%
    31,100    Alcoa, Inc.                                                                        1,044,649         174
    25,800    Du Pont (E.I.) de Nemours & Company                                                1,104,240         184
    39,400    International Paper Company                                                        1,592,154         265
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,741,043         623
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.4%
    41,200    Sprint Corporation                                                                   829,356         138
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $57,271,571)                                                 60,025,809       9,990
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FOCUSED EQUITY FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--.4%
      $213M   BNP Paribas, 1.72%, dated 9/30/04, to be
                repurchased at $213,010 on 10/1/04
                (collateralized by U.S. Treasury Bonds,
                11.25%, 2/15/15, valued at $218,323)
                (cost $213,000)                                                                   $213,000         $36
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $57,484,571)                                        100.3%     60,238,809      10,026
Excess of Liabilities Over Other Assets                                                (.3)       (154,938)        (26)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $60,083,871     $10,000
======================================================================================================================

* Non-income producing

  See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS GLOBAL FUND, INC.

Dear Investor:

This is the annual report for the First Investors Global Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 14.9% for Class A shares and 14.1% for Class B shares.

The Fund's positive overall performance during the reporting period was driven by improving global economies and solid performance of equity markets. Foreign markets outperformed U.S. domestic markets during the period, illustrating the benefit of the Fund's global investment approach. The Pacific Basin (excluding Japan) led the way with 29.8%, and Europe was not far behind with 26.1% for the period. Emerging markets stocks also did well, climbing 23.6%.

Stock selection was strong in the industrials and materials sectors. In industrials, British Airways benefited from increasing business traffic in the important trans-Atlantic market and a helpful exchange rate against the U.S. dollar. Corus Group, a steel company, also did well following internal restructuring and strong demand from China.

Stock selection in the financials, consumer discretionary and consumer staples sectors detracted from performance. In financials, European reinsurance company Converium fell dramatically in value after it announced that it had under-reserved its U.S. business exposure. Consumer staples holding Ahold suffered from lingering concerns over its U.S. food service business due to a competitive pricing environment and rising inflation in the U.S. retail food market.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ TROND SKRAMSTAD

Trond Skramstad
Portfolio Manager

October 29, 2004

Fund Expenses
FIRST INVESTORS GLOBAL FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class A Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                          $1,000.00        $983.41       $9.17
 Hypothetical (5% return before expenses)        $1,000.00      $1,015.75       $9.32
----------------------------------------------------------------------------------------------

                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class B Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                          $1,000.00        $980.46      $12.63
 Hypothetical (5% return before expenses)        $1,000.00      $1,012.25      $12.83
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.85% for Class A shares and 2.55% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).



Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART: Top Ten Countries)

United States                          46.3%
France                                 10.8%
United Kingdom                         10.0%
Japan                                   7.8%
Germany                                 3.8%
Netherlands                             3.6%
Switzerland                             3.1%
Canada                                  2.6%
South Korea                             2.2%
Belgium                                 1.5%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total market value of investments.

Cumulative Performance Information
FIRST INVESTORS GLOBAL FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Global Fund, Inc. (Class A shares) and the Morgan Stanley Capital
International ("MSCI") All Country World Free Index.

First Investors Global Fund
Graph Plot Points
for the periods Ended 9/30/04

                                       MSCI
                        Global  All Country
                          Fund        Index

Dec-94                 $ 9,425      $10,000
Dec-95                  11,098       11,946
Dec-96                  12,700       13,523
Dec-97                  13,713       15,551
Sep-98                  13,542       15,657
Sep-99                  17,555       20,496
Sep-00                  19,613       22,138
Sep-01                  13,951       15,908
Sep-02                  11,327       13,078
Sep-03                  13,817       16,580
Sep-04                  15,879       19,570

(INSET BOX IN CHART READS:)

                   Average Annual Total Return*
Class A Shares   N.A.V. Only  S.E.C. Standardized
  One Year         14.92%           8.41%
  Five Years       (1.99%)         (3.13%)
  Ten Years         5.02%           4.40%
Class B Shares
  One Year         14.05%          10.05%
  Five Years       (2.67%)         (3.06%)
  Since Inception
  (1/12/95)         4.81%           4.81%

  The graph compares a $10,000 investment in the First Investors Global Fund, Inc. (Class A shares) beginning 12/31/94 with a theoretical investment in the MSCI All Country World Free Index (the "Index"). The Index represents both the developed and the emerging markets. The Index includes 50 markets of which emerging markets represent approximately 5.0%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/04) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. MSCI All Country World Free Index figures are from Morgan Stanley & Co., Inc. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
   Shares     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.6%
              United States--43.6%
    46,100    Abbott Laboratories                                                               $1,952,796         $87
    10,900    Air Products & Chemicals, Inc.                                                       592,742          26
    39,900    Alcoa, Inc.                                                                        1,340,241          60
    29,100    Altria Group, Inc.                                                                 1,368,864          61
    23,000    American Express Company                                                           1,183,580          53
    39,753    American International Group, Inc.                                                 2,702,806         120
    23,500    Analog Devices, Inc.                                                                 911,330          41
    32,400    Apache Corporation                                                                 1,623,564          72
    54,900  * Applied Materials, Inc.                                                              905,301          40
    32,600    Aramark Corporation - Class "B"                                                      786,964          35
    84,800    Bank of America Corporation                                                        3,674,384         164
     5,300    Caterpillar, Inc.                                                                    426,385          19
    64,600    ChevronTexaco Corporation                                                          3,465,144         154
    83,000  * Cisco Systems, Inc.                                                                1,502,300          67
    75,649    Citigroup, Inc.                                                                    3,337,634         149
    71,600  * Corning, Inc.                                                                        793,328          35
    12,200    Countrywide Financial Corporation                                                    480,558          21
    55,900    CSX Corporation                                                                    1,855,880          83
    38,900  * Dell, Inc.                                                                         1,384,840          62
    32,800    DuPont (E.I.) de Nemours & Company                                                 1,403,840          63
     8,600  * Electronic Arts, Inc.                                                                395,514          18
    23,800    Eli Lilly & Company                                                                1,429,190          64
    15,100    FedEx Corporation                                                                  1,293,919          58
    42,900    First Data Corporation                                                             1,866,150          83
    17,300    General Dynamics Corporation                                                       1,766,330          79
   101,600    General Electric Company                                                           3,411,728         152
    26,200  * Genzyme Corporation                                                                1,425,542          63
     9,000  * Gilead Sciences, Inc.                                                                336,420          15
    37,800    Gillette Company                                                                   1,577,772          70
    24,800    GlobalSantaFe Corporation                                                            760,120          34
     4,800    Ingersoll-Rand Company - Class "A"                                                   326,256          15
    65,160    Intel Corporation                                                                  1,307,110          58
    50,100    International Paper Company                                                        2,024,541          90
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
   Shares     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
    11,400  * KLA-Tencor Corporation                                                              $472,872         $21
    18,600  * Lamar Advertising Company - Class "A"                                                773,946          34
    37,600    Lowe's Companies, Inc.                                                             2,043,560          91
    18,800    Market 2000+ HOLDRs Trust                                                            978,916          44
    21,000  * Medco Health Solutions, Inc.                                                         648,900          29
    35,700    Medtronic, Inc.                                                                    1,852,830          82
    37,900    Merrill Lynch & Company, Inc.                                                      1,884,388          84
    10,600    Michaels Stores, Inc.                                                                627,626          28
   162,700    Microsoft Corporation                                                              4,498,655         200
    55,800    Motorola, Inc.                                                                     1,006,632          45
    49,500  * Nextel Communications, Inc. - Class "A"                                            1,180,080          53
    16,200    NIKE, Inc. - Class "B"                                                             1,276,560          57
    15,200    Norfolk Southern Corporation                                                         452,048          20
    28,700  * Pactiv Corporation                                                                   667,275          30
    36,800    PepsiCo, Inc.                                                                      1,790,320          80
    11,400    PETsMART, Inc.                                                                       323,646          14
    98,525    Pfizer, Inc.                                                                       3,014,865         134
    51,800  * Polycom, Inc.                                                                      1,026,676          46
    12,900    Precision Castparts Corporation                                                      774,645          34
    28,000    Principal Financial Group, Inc.                                                    1,007,160          45
    24,400    Procter & Gamble Company                                                           1,320,528          59
    22,800    Rockwell Collins, Inc.                                                               846,792          38
    87,400    Schering-Plough Corporation                                                        1,665,844          74
    38,100    Schlumberger, Ltd.                                                                 2,564,511         114
    35,800    Southern Company                                                                   1,073,284          48
    44,900    Sprint Corporation                                                                   903,837          40
    36,925    St. Paul Travelers Companies, Inc.                                                 1,220,741          54
    29,200    Staples, Inc.                                                                        870,744          39
    40,600    Texas Instruments, Inc.                                                              863,968          38
   181,500  * Time Warner, Inc.                                                                  2,929,410         130
    63,000    Tyco International, Ltd.                                                           1,931,580          86
    19,000    United Technologies Corporation                                                    1,774,220          79
    40,900  * VeriSign, Inc.                                                                       813,092          36
    41,800    Wyeth                                                                              1,563,320          70
    29,600  * Yahoo!, Inc.                                                                       1,003,736          45
    11,700    Zions Bancorporation                                                                 714,168          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                97,974,448       4,364
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              France--10.9%
    56,200    AXA                                                                               $1,137,048         $51
    24,853    Essilor International SA                                                           1,597,389          71
    74,008    European Aeronautic Defence and
                Space Company                                                                    1,960,610          87
    92,483    France Telecom SA                                                                  2,304,170         103
    14,500    Groupe Danone                                                                      1,139,970          51
    46,875    Lafarge SA                                                                         4,101,511         183
    16,600    Pinault-Printemps-Redoute SA                                                       1,524,642          68
    25,700    PSA Peugeot Citroen                                                                1,583,202          70
    59,681    Societe Television Francaise 1                                                     1,692,988          75
    20,244    Total SA                                                                           4,123,460         184
    39,100    Veolia Environment                                                                 1,125,186          50
    83,100  * Vivendi Universal SA                                                               2,129,226          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,419,402       1,088
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--10.0%
    53,700    AstraZeneca PLC                                                                    2,200,963          98
    80,000    GlaxoSmithKline PLC                                                                1,724,138          77
    98,800    Imperial Tobacco Group PLC                                                         2,152,552          96
   294,000    Kingfisher PLC                                                                     1,639,912          73
   138,823    Reckitt Benckiser PLC                                                              3,401,342         151
   772,763    Rolls-Royce Group PLC                                                              3,541,327         158
   155,652    Royal Bank of Scotland Group PLC                                                   4,495,291         200
 1,419,612    Vodafone Group PLC                                                                 3,397,313         151
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,552,838       1,004
----------------------------------------------------------------------------------------------------------------------
              Japan--7.8%
    46,000    Canon, Inc.                                                                        2,161,956          96
    65,000    Eisai Company, Ltd.                                                                1,769,269          79
    12,300    Electric Power Development Company, Ltd.**                                           301,320          13
       262    Japan Tobacco, Inc.                                                                2,191,752          98
    38,000    Kao Corporation                                                                      839,541          37
    13,300    Nintendo Company, Ltd.                                                             1,626,675          72
       739    NTT DoCoMo, Inc.                                                                   1,253,849          56
    58,000    Olympus Corporation                                                                1,118,269          50
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Japan (continued)
    58,000    Sankyo Company, Ltd.                                                              $1,226,149         $55
    29,600    Shin-Etsu Chemical Company, Ltd.                                                   1,063,521          47
   206,000    Sumitomo Metal Mining Company, Ltd.                                                1,427,973          64
   254,000    Sumitomo Trust and Banking Company, Ltd.                                           1,502,590          67
    16,270    Takefuji Corporation                                                               1,040,725          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,523,589         780
----------------------------------------------------------------------------------------------------------------------
              Germany--3.8%
    42,500    Bayerische Motoren Werke (BMW) AG                                                  1,749,823          78
    30,900    DaimlerChrysler AG                                                                 1,272,224          57
    76,100  * Deutsche Lufthansa AG - Registered                                                   890,343          40
    42,800    E.ON AG                                                                            3,149,588         140
    15,800    Muenchener Rueckversicherungs -
                Gesellschaft AG - Registered                                                     1,516,904          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,578,882         382
----------------------------------------------------------------------------------------------------------------------
              Netherlands--3.6%
    89,455    ABN AMRO Holding NV                                                                2,032,076          91
   131,500  * ASML Holding NV                                                                    1,692,026          75
    89,442    ING Groep NV                                                                       2,257,287         101
   321,300  * Koninklijke Ahold NV                                                               2,051,141          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,032,530         358
----------------------------------------------------------------------------------------------------------------------
              Switzerland--3.1%
     8,172    Converium Holding AG                                                                 109,619           5
     5,000    Converium Holding AG (ADR)                                                            34,750           1
    85,680    Novartis AG - Registered                                                           3,993,414         178
    40,870    UBS AG - Registered                                                                2,876,970         128
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,014,753         312
----------------------------------------------------------------------------------------------------------------------
              Canada--2.6%
    25,800    Canadian National Railway Company                                                  1,259,040          56
    42,400    EnCana Corporation                                                                 1,954,913          87
    15,900  * Research in Motion, Ltd.                                                           1,213,806          54
    57,000    Talisman Energy, Inc.                                                              1,472,798          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,900,557         263
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
   Shares     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              South Korea--2.3%
   131,620    Kia Motors Corporation                                                            $1,211,613         $54
    29,560    LG Electronics, Inc.                                                               1,699,410          76
    24,740    SK Corporation                                                                     1,140,855          51
    52,290    SK Telecom Company, Ltd. (ADR)                                                     1,017,041          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,068,919         226
----------------------------------------------------------------------------------------------------------------------
              Belgium--1.5%
    49,377  * Belgacom SA                                                                        1,768,649          79
    64,500    Fortis                                                                             1,533,286          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,301,935         147
----------------------------------------------------------------------------------------------------------------------
              Italy--1.4%
   140,048    ENI SpA                                                                            3,137,871         140
----------------------------------------------------------------------------------------------------------------------
              Sweden--1.2%
   145,700    Nordea Bank AB                                                                     1,190,785          53
   483,070  * Telefonaktiebolaget LM Ericsson AB -
                Class "B"                                                                        1,499,599          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,690,384         120
----------------------------------------------------------------------------------------------------------------------
              Taiwan--1.1%
   340,419    Taiwan Semiconductor Manufacturing
                Company, Ltd. (ADR)                                                              2,430,592         108
----------------------------------------------------------------------------------------------------------------------
              Ireland--.9%
    45,100  * Elan Corporation PLC (ADR)                                                         1,055,340          47
    37,800  * Ryanair Holdings PLC (ADR)                                                         1,103,760          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,159,100          95
----------------------------------------------------------------------------------------------------------------------
              India--.8%
    30,500    Infosys Technologies, Ltd. (ADR)                                                   1,726,300          77
----------------------------------------------------------------------------------------------------------------------
              Spain--.7%
    73,800    Iberdrola SA                                                                       1,530,715          68
----------------------------------------------------------------------------------------------------------------------
              China--.7%
 3,756,000    China Petroleum & Chemical Corporation                                             1,529,267          68
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--.5%
   233,000    Esprit Holdings, Ltd.                                                             $1,183,219         $53
----------------------------------------------------------------------------------------------------------------------
              Indonesia--.5%
    59,200    PT Telekomunikasi Indonesia (ADR)                                                  1,047,248          47
----------------------------------------------------------------------------------------------------------------------
              Russia--.4%
     7,000    LUKOIL (ADR)                                                                         868,000          39
----------------------------------------------------------------------------------------------------------------------
              Australia--.2%
   136,206    WMC Resources, Ltd.                                                                  528,822          23
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $192,028,099)                                               219,199,371       9,762
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Brazil
    23,000  * Vale Do Rio Doce - Class "B" (cost $0)**                                                 165          --
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.9%
    $6,387M   BNP Paribas, 1.72%, dated 9/30/04, to be
                repurchased at $6,387,305 on 10/1/04
                (collateralized by U.S. Treasury Notes,
                10.75%, 8/15/05, valued at $6,512,555)
                (cost $6,387,000)                                                                6,387,000         285
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $198,415,099)                                       100.5%    225,586,536      10,047
Excess of Liabilities Over Other Assets                                                (.5)     (1,065,752)        (47)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $224,520,784     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (see Note 1A)

   Summary of Abbreviations:
   ADR American Depositary Receipts

  See notes to financial statements


Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2004

Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                          Percentage
Sector                                                                                  of Net Assets            Value
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology                                                              10.4%         $23,357,250
Energy                                                                                       10.1           22,640,503
Capital Goods                                                                                 7.6           17,061,193
Diversified Financials                                                                        6.7           15,121,030
Banks                                                                                         6.3           14,089,852
Materials                                                                                     5.9           13,150,631
Telecommunication Services                                                                    5.7           12,872,186
Software & Services                                                                           5.3           11,930,122
Technology Hardware & Equipment                                                               4.7           10,589,137
Food, Beverage & Tobacco                                                                      3.8            8,643,458
Semiconductors & Semiconductor Equipment                                                      3.8            8,583,199
Retailing                                                                                     3.7            8,213,349
Media                                                                                         3.4            7,525,570
Household & Personal Products                                                                 3.2            7,139,183
Utilities                                                                                     3.1            6,878,773
Transportation                                                                                3.1            6,854,990
Insurance                                                                                     3.0            6,721,868
Automobiles & Components                                                                      2.6            5,816,862
Health Care Equipment & Services                                                              2.3            5,217,388
Consumer Durables & Apparel                                                                   1.3            2,975,971
Food & Staples Retailing                                                                       .9            2,051,141
Pooled Vehicle                                                                                 .4              978,916
Commercial Services & Supplies                                                                 .3              786,964
Repurchase Agreement                                                                          2.9            6,387,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                  100.5          225,586,536
Excess of Liabilities Over Other Assets                                                       (.5)          (1,065,752)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%        $224,520,784
======================================================================================================================

See notes to financial statements


This page intentionally left blank.

Statements of Assets and Liabilities
FIRST INVESTORS
September 30, 2004
---------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL                                         GROWTH &         ALL-CAP
                                                      RETURN            VALUE       BLUE CHIP          INCOME          GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                               $220,034,219    $168,484,952    $383,880,546    $482,332,549    $128,644,286
                                                 ============    ============    ============    ============    ============

At value (Note 1A)                               $249,292,900    $206,687,244    $472,055,559    $580,581,313    $151,686,047
Cash                                                1,155,940       1,011,543       2,754,490         892,920          50,468
Receivables:
Investment securities sold                         15,575,922         597,982       8,556,906       1,330,427         523,265
Dividends and interest                              1,085,739         434,059         442,966         452,332          40,215
Shares sold                                           393,644         592,367         286,750         972,050         436,090
Forward currency contracts (Note 4)                        --              --              --              --              --
Other assets                                           11,494           7,646          24,040          25,159           5,088
                                                 ------------    ------------    ------------    ------------    ------------
Total Assets                                      267,515,639     209,330,841     484,120,711     584,254,201     152,741,173
                                                 ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                       162,668         557,180       7,567,126         560,926       1,723,725
Shares redeemed                                       267,509         203,455         783,501         790,149         154,540
Dividends payable                                      15,237          13,941              --           4,451              --
Accrued advisory fees                                 163,034         126,416         292,520         346,871          90,325
Accrued shareholder servicing costs                    66,892          56,870         137,109         155,570          57,763
Accrued expenses                                       24,410          20,239          13,937          36,560          14,215
                                                 ------------    ------------    ------------    ------------    ------------
Total Liabilities                                     699,750         978,101       8,794,193       1,894,527       2,040,568
                                                 ------------    ------------    ------------    ------------    ------------
Net Assets                                       $266,815,889    $208,352,740    $475,326,518    $582,359,674    $150,700,605
                                                 ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                  $262,398,226    $229,809,489    $527,116,812    $566,568,642    $145,441,609
Undistributed net investment income (deficit)        (264,926)        156,825              --       1,142,907              --
Accumulated net realized loss on investments
and foreign currency transactions                 (24,576,092)    (59,815,866)  (139,965,307)     (83,600,639)    (17,782,765)
Net unrealized appreciation in value
of investments and foreign
currency transactions                              29,258,681      38,202,292      88,175,013      98,248,764      23,041,761
                                                 ------------    ------------    ------------    ------------    ------------
Total                                            $266,815,889    $208,352,740    $475,326,518    $582,359,674    $150,700,605
                                                 ============    ============    ============    ============    ============
Net Assets:
Class A                                          $231,196,720    $185,009,479    $414,363,548    $498,968,775    $130,323,261
Class B                                           $35,619,169     $23,343,261     $60,962,970     $83,390,899     $20,377,344
Shares outstanding (Note 5):
Class A                                            17,815,094      31,079,026      22,169,985      41,104,256      16,702,354
Class B                                             2,782,931       3,979,433       3,462,449       7,177,657       2,683,652
Net asset value and redemption price
per share - Class A                                    $12.98           $5.95          $18.69          $12.14           $7.80
                                                 ============    ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                               $13.77           $6.31          $19.83          $12.88           $8.28
                                                 ============    ============    ============    ============    ============
Net asset value and offering price per share -
Class B (Note 5)                                       $12.80           $5.87          $17.61          $11.62           $7.59
                                                 ============    ============    ============    ============    ============






Statements of Assets and Liabilities (continued)
FIRST INVESTORS
September 30, 2004
-------------------------------------------------------------------------------------------------------------
                                                      MID-CAP         SPECIAL         FOCUSED
                                                  OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
-------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                               $271,359,962    $175,068,012     $57,484,571    $198,415,099
                                                 ============    ============    ============    ============

At value (Note 1A)                               $323,910,544    $209,670,337     $60,238,809    $225,586,536
Cash                                                  196,859       1,114,907          52,253          50,243
Receivables:
Investment securities sold                            758,160          83,698         676,899       2,659,759
Dividends and interest                                155,949          70,676          45,617         314,417
Shares sold                                           819,736         182,522          29,455          91,021
Forward currency contracts (Note 4)                        --              --              --          10,089
Other assets                                           11,994          10,176           3,114          31,939
                                                 ------------    ------------    ------------    ------------
Total Assets                                      325,853,242     211,132,316      61,046,147     228,744,004
                                                 ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                     1,562,836         419,520         661,423       3,659,620
Shares redeemed                                       407,352         329,009         213,110         276,878
Dividends payable                                          --              --              --              --
Accrued advisory fees                                 194,599         126,749          37,335         183,559
Accrued shareholder servicing costs                   108,902          82,940          31,505          68,520
Accrued expenses                                       27,885          33,356          18,903          34,643
                                                 ------------    ------------    ------------    ------------
Total Liabilities                                   2,301,574         991,574         962,276       4,223,220
                                                 ------------    ------------    ------------    ------------
Net Assets                                       $323,551,668    $210,140,742     $60,083,871    $224,520,784
                                                 ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                  $283,335,277    $236,728,424     $84,252,209    $228,663,459
Undistributed net investment income (deficit)              --              --              --              --
Accumulated net realized loss on investments
and foreign currency transactions                 (12,334,191)    (61,190,007)    (26,922,576)    (31,322,315)
Net unrealized appreciation in value
of investments and foreign
currency transactions                              52,550,582      34,602,325       2,754,238      27,179,640
                                                 ------------    ------------    ------------    ------------
Total                                            $323,551,668    $210,140,742     $60,083,871    $224,520,784
                                                 ============    ============    ============    ============
Net Assets:
Class A                                          $277,416,113    $189,569,661     $49,475,440    $209,334,832
Class B                                           $46,135,555     $20,571,081     $10,608,431     $15,185,952
Shares outstanding (Note 5):
Class A                                            12,215,875      11,254,142       6,316,638      35,318,259
Class B                                             2,186,113       1,324,101       1,408,007       2,752,991
Net asset value and redemption price
per share - Class A                                    $22.71          $16.84           $7.83           $5.93
                                                 ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                               $24.10          $17.87           $8.31           $6.29
                                                 ============    ============    ============    ============
Net asset value and offering price per share -
Class B (Note 5)                                       $21.10          $15.54           $7.53           $5.52
                                                 ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements


Statements of Operations
FIRST INVESTORS
Year Ended September 30, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL                                         GROWTH &         ALL-CAP
                                                       RETURN            VALUE       BLUE CHIP          INCOME          GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                            $3,023,045      $4,709,074      $7,374,247     $10,809,021        $655,500
Interest                                              4,259,537         174,492              --          19,175          53,653
                                                   ------------    ------------    ------------    ------------    ------------
Total income                                          7,282,582       4,883,566       7,374,247      10,828,196         709,153
                                                   ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                                         2,331,936       1,358,970       4,164,190       4,079,182         951,351
Distribution plan expenses - Class A                    631,706         478,739       1,268,209       1,415,337         326,332
Distribution plan expenses - Class B                    336,896         216,163         659,409         846,374         180,693
Shareholder servicing costs                             745,746         625,249       1,735,973       1,805,154         668,091
Professional fees                                        37,620          39,916          68,038          66,579          28,795
Custodian fees                                           42,751          24,465          64,660          57,160          16,405
Registration fees                                        32,538          33,338          32,816          34,492          34,148
Reports to shareholders                                  28,800          23,760          67,364          70,282          26,432
Directors/trustees' fees                                  9,014           7,265          16,554          18,949           5,767
Other expenses                                           56,948          31,410          91,681          99,280          21,320
                                                   ------------    ------------    ------------    ------------    ------------
Total expenses                                        4,253,955       2,839,275       8,168,894       8,492,789       2,259,334
Less: Expenses waived                                  (500,000)             --        (500,000)             --              --
 Expenses paid indirectly                                (9,269)         (6,476)        (10,862)         (6,284)           (928)
                                                   ------------    ------------    ------------    ------------    ------------
Net expenses                                          3,744,686       2,832,799       7,658,032       8,486,505       2,258,406
                                                   ------------    ------------    ------------    ------------    ------------
Net investment income (loss)                          3,537,896       2,050,767        (283,785)      2,341,691      (1,549,253)
                                                   ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on  Investments
and Foreign Currency  Transactions (Note 2):

Net realized gain on investments
and foreign currency transactions                     8,318,115       4,056,548      25,571,788      36,796,326       3,952,080
Net unrealized appreciation (depreciation)
of investments and foreign
currency transactions                                 8,527,394      25,404,854      14,361,975      27,753,508      12,347,189
                                                   ------------    ------------    ------------    ------------    ------------
Net gain on investments and foreign
currency transactions                                16,845,509      29,461,402      39,933,763      64,549,834      16,299,269
                                                   ------------    ------------    ------------    ------------    ------------
Net Increase in Net Assets
Resulting from Operations                           $20,383,405     $31,512,169     $39,649,978     $66,891,525     $14,750,016
                                                   ============    ============    ============    ============    ============




Statements of Operations (continued)
FIRST INVESTORS
Year Ended September 30, 2004

--------------------------------------------------------------------------------------------------------------
                                                       MID-CAP         SPECIAL         FOCUSED
                                                   OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
--------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                            $3,116,815      $1,083,700        $979,979      $3,883,851+
Interest                                                 53,790          87,262           6,162          73,209
                                                   ------------    ------------    ------------    ------------
Total income                                          3,170,605       1,170,962         986,141       3,957,060
                                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                                         2,671,873       2,107,110         475,507       2,281,707
Distribution plan expenses - Class A                    738,998         576,140         156,290         636,175
Distribution plan expenses - Class B                    432,503         223,692         113,042         161,125
Shareholder servicing costs                           1,245,203       1,036,238         388,545         859,913
Professional fees                                        43,013          44,986          24,704          55,909
Custodian fees                                           35,779          39,842          10,466         261,883
Registration fees                                        32,492          31,992          33,288          36,444
Reports to shareholders                                  49,739          41,379          34,020          36,409
Directors/trustees' fees                                 10,562           8,239           3,259           8,585
Other expenses                                           56,038          41,556          15,505          20,417
                                                   ------------    ------------    ------------    ------------
Total expenses                                        5,316,200       4,151,174       1,254,626       4,358,567
Less: Expenses waived                                  (500,000)       (498,992)             --              --
 Expenses paid indirectly                                (5,791)         (7,979)           (396)         (1,424)
                                                   ------------    ------------    ------------    ------------
Net expenses                                          4,810,409       3,644,203       1,254,230       4,357,143
                                                   ------------    ------------    ------------    ------------
Net investment income (loss)                         (1,639,804)     (2,473,241)       (268,089)       (400,083)
                                                   ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on  Investments
and Foreign Currency  Transactions (Note 2):

Net realized gain on investments
and foreign currency transactions                    20,378,683      26,478,497       1,822,147      30,025,702
Net unrealized appreciation (depreciation)
of investments and foreign
currency transactions                                24,729,598      (9,729,555)      3,279,568         690,941
                                                   ------------    ------------    ------------    ------------
Net gain on investments and foreign
currency transactions                                45,108,281      16,748,942       5,101,715      30,716,643
                                                   ------------    ------------    ------------    ------------
Net Increase in Net Assets
Resulting from Operations                           $43,468,477     $14,275,701      $4,833,626     $30,316,560
                                                   ============    ============    ============    ============

+ Net of $338,353 foreign taxes withheld

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS

--------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL RETURN                       VALUE
                                                                   ----------------------------    ----------------------------
Year Ended September 30                                                    2004            2003            2004            2003
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                                         $3,537,896      $2,595,772      $2,050,767      $1,994,571
Net realized gain (loss) on investments                               8,318,115      (4,976,396)      4,056,548      (7,805,613)
Net unrealized appreciation of investments                            8,527,394      27,102,984      25,404,854      27,059,981
                                                                   ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                 20,383,405      24,722,360      31,512,169      21,248,939
                                                                   ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                                      (3,344,902)     (2,745,536)     (1,866,906)     (1,748,084)
Net investment income - Class B                                        (318,565)       (285,333)       (112,863)       (160,660)
                                                                   ------------    ------------    ------------    ------------
Total dividends                                                      (3,663,467)     (3,030,869)     (1,979,769)     (1,908,744)
                                                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                            67,816,731      49,222,767      51,007,936      26,361,060
Reinvestment of dividends                                             3,288,426       2,709,146       1,814,820       1,695,885
Cost of shares redeemed                                             (31,026,815)    (23,367,193)    (19,645,255)    (18,006,487)
                                                                   ------------    ------------    ------------    ------------
                                                                     40,078,342      28,564,720      33,177,501      10,050,458
                                                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             9,344,252       7,886,210       5,777,938       3,447,342
Reinvestment of dividends                                               316,238         283,519         111,791         159,358
Cost of shares redeemed                                              (4,776,454)     (4,531,666)     (4,941,142)     (4,191,112)
                                                                   ------------    ------------    ------------    ------------
                                                                      4,884,036       3,638,063         948,587        (584,412)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                      44,962,378      32,202,783      34,126,088       9,466,046
                                                                   ------------    ------------    ------------    ------------
Net increase in net assets                                           61,682,316      53,894,274      63,658,488      28,806,241

Net Assets
Beginning of year                                                   205,133,573     151,239,299     144,694,252     115,888,011
                                                                   ------------    ------------    ------------    ------------
End of year +                                                      $266,815,889    $205,133,573    $208,352,740    $144,694,252
                                                                   ============    ============    ============    ============

+Includes undistributed net investment income (deficit) of           $(264,926)     $( 312,490)        $156,825         $85,827
                                                                   ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                  5,268,212       4,332,265       8,950,654       5,561,598
Issued for dividends reinvested                                         252,536         239,990         310,958         364,982
Redeemed                                                             (2,410,468)     (2,092,115)     (3,441,839)     (3,944,699)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                 3,110,280       2,480,140       5,819,773       1,981,881
                                                                   ============    ============    ============    ============
Class B:
Sold                                                                    737,727         705,304       1,032,020         736,536
Issued for dividends reinvested                                          24,614          25,554          19,427          35,022
Redeemed                                                               (375,421)       (414,061)       (882,554)       (931,856)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                   386,920         316,797         168,893        (160,298)
                                                                   ============    ============    ============    ============





Statements of Changes in Net Assets
FIRST INVESTORS

-------------------------------------------------------------------------------------------------------------------------------
                                                                              BLUE CHIP                  GROWTH & INCOME
                                                                   ----------------------------    ----------------------------
Year Ended September 30                                                    2004            2003            2004            2003
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                                          $(283,785)      $(425,904)     $2,341,691      $1,371,212
Net realized gain (loss) on investments                              25,571,788     (27,055,645)     36,796,326     (17,943,080)
Net unrealized appreciation of investments                           14,361,975      94,207,242      27,753,508      97,389,824
                                                                   ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                 39,649,978      66,725,693      66,891,525      80,817,956
                                                                   ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                                              --              --      (1,198,784)     (1,561,227)
Net investment income - Class B                                              --              --              --              --
                                                                   ------------    ------------    ------------    ------------
Total dividends                                                              --              --      (1,198,784)     (1,561,227)
                                                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                            59,861,560      53,450,998     105,331,802      69,467,305
Reinvestment of dividends                                                    --              --       1,186,897       1,545,811
Cost of shares redeemed                                             (62,755,398)    (60,801,572)    (63,168,639)    (55,627,119)
                                                                   ------------    ------------    ------------    ------------
                                                                     (2,893,838)     (7,350,574)     43,350,060      15,385,997
                                                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             8,311,100       8,941,786      14,981,290      11,899,634
Reinvestment of dividends                                                    --              --              --              --
Cost of shares redeemed                                             (15,084,253)    (12,841,105)    (17,923,509)    (14,006,947)
                                                                   ------------    ------------    ------------    ------------
                                                                     (6,773,153)     (3,899,319)     (2,942,219)     (2,107,313)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                      (9,666,991)    (11,249,893)     40,407,841      13,278,684
                                                                   ------------    ------------    ------------    ------------
Net increase in net assets                                           29,982,987      55,475,800     106,100,582      92,535,413

Net Assets
Beginning of year                                                   445,343,531     389,867,731     476,259,092     383,723,679
                                                                   ------------    ------------    ------------    ------------
End of year +                                                      $475,326,518    $445,343,531    $582,359,674    $476,259,092
                                                                   ============    ============    ============    ============

+Includes undistributed net investment income (deficit) of                  $--             $--      $1,142,907             $--
                                                                   ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                  3,172,176       3,344,515       8,833,243       7,092,953
Issued for dividends reinvested                                              --              --          97,777         160,200
Redeemed                                                             (3,335,866)     (3,864,778)     (5,290,872)     (5,818,365)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                  (163,690)       (520,263)      3,640,148       1,434,788
                                                                   ============    ============    ============    ============
Class B:
Sold                                                                    466,882         588,924       1,312,512       1,263,648
Issued for dividends reinvested                                              --              --              --              --
Redeemed                                                               (846,873)       (860,901)     (1,568,845)     (1,523,474)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                  (379,991)       (271,977)       (256,333)       (259,826)
                                                                   ============    ============    ============    ============
See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                              ALL-CAP GROWTH               MID-CAP OPPORTUNTITY
                                                                      ----------------------------    ----------------------------
Year Ended September 30                                                       2004            2003            2004            2003
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                                    $(1,549,253)      $(857,716)    $(1,639,804)    $(1,684,478)
Net realized gain (loss) on investments                                  3,952,080      (1,931,995)     20,378,683      (9,144,785)
Net unrealized appreciation (depreciation) of investments               12,347,189      18,163,770      24,729,598      47,400,847
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                    14,750,016      15,374,059      43,468,477      36,571,584
                                                                      ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                               52,765,310      27,790,360      79,643,493      51,795,794
Cost of shares redeemed                                                (11,769,360)     (7,697,061)    (31,414,210)    (21,887,533)
                                                                      ------------    ------------    ------------    ------------
                                                                        40,995,950      20,093,299      48,229,283      29,908,261
                                                                      ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                                6,200,445       4,175,360      11,173,893       7,921,873
Cost of shares redeemed                                                 (1,739,011)     (1,410,633)     (5,939,582)     (4,116,563)
                                                                      ------------    ------------    ------------    ------------
                                                                         4,461,434       2,764,727       5,234,311       3,805,310
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                         45,457,384      22,858,026      53,463,594      33,713,571
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets                                              60,207,400      38,232,085      96,932,071      70,285,155

Net Assets
Beginning of year                                                       90,493,205      52,261,120     226,619,597     156,334,442
                                                                      ------------    ------------    ------------    ------------
End of year                                                           $150,700,605     $90,493,205    $323,551,668    $226,619,597
                                                                      ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                     6,871,429       4,464,318       3,631,663       3,001,097
Redeemed                                                                (1,531,123)     (1,288,511)     (1,427,534)     (1,294,434)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                    5,340,306       3,175,807       2,204,129       1,706,663
                                                                      ============    ============    ============    ============
Class B:
Sold                                                                       827,213         685,202         548,606         487,764
Redeemed                                                                  (231,955)       (241,915)       (289,487)       (261,744)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                      595,258         443,287         259,119         226,020
                                                                      ============    ============    ============    ============





Statements of Changes in Net Assets (continued)
FIRST INVESTORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                           SPECIAL SITUATIONS                FOCUSED EQUITY
                                                                      ----------------------------    ----------------------------
Year Ended September 30                                                       2004            2003            2004            2003
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                                    $(2,473,241)    $(2,174,743)      $(268,089)      $(255,382)
Net realized gain (loss) on investments                                 26,478,497      (8,547,634)      1,822,147      (3,672,111)
Net unrealized appreciation (depreciation) of investments               (9,729,555)     46,021,471       3,279,568      15,896,024
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                    14,275,701      35,299,094       4,833,626      11,968,531
                                                                      ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                               32,272,999      21,524,779       7,719,981       7,578,453
Cost of shares redeemed                                                (24,508,853)    (21,840,556)    (10,216,270)     (7,332,359)
                                                                      ------------    ------------    ------------    ------------
                                                                         7,764,146        (315,777)     (2,496,289)        246,094
                                                                      ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                                4,172,232       2,582,621       1,199,744       1,101,769
Cost of shares redeemed                                                 (5,431,921)     (3,464,531)     (2,128,058)     (1,629,642)
                                                                      ------------    ------------    ------------    ------------
                                                                        (1,259,689)       (881,910)       (928,314)       (527,873)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                          6,504,457      (1,197,687)     (3,424,603)       (281,779)
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets                                              20,780,158      34,101,407       1,409,023      11,686,752

Net Assets
Beginning of year                                                      189,360,584     155,259,177      58,674,848      46,988,096
                                                                      ------------    ------------    ------------    ------------
End of year                                                           $210,140,742    $189,360,584     $60,083,871     $58,674,848
                                                                      ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                     1,863,325       1,599,285         977,797       1,128,365
Redeemed                                                                (1,421,872)     (1,660,681)     (1,296,757)     (1,112,790)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                      441,453         (61,396)       (318,960)         15,575
                                                                      ============    ============    ============    ============
Class B:
Sold                                                                       259,292         204,411         157,973         168,390
Redeemed                                                                  (338,579)       (282,940)       (280,246)       (262,445)
                                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                      (79,287)        (78,529)       (122,273)        (94,055)
                                                                      ============    ============    ============    ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS

--------------------------------------------------------------------------------------------------
                                                                                  GLOBAL
                                                                      ----------------------------
Year Ended September 30                                                       2004            2003
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                                      $(400,083)      $(471,515)
Net realized gain (loss) on investments and
foreign currency transactions                                           30,025,702      (3,393,379)
Net unrealized appreciation of investments and
foreign currency transactions                                              690,941      42,419,475
                                                                      ------------    ------------
Net increase in net assets resulting from operations                    30,316,560      38,554,581
                                                                      ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                               16,930,869      13,212,580
Cost of shares redeemed                                                (28,122,035)    (30,106,459)
                                                                      ------------    ------------
                                                                       (11,191,166)    (16,893,879)
                                                                      ------------    ------------
Class B:
Proceeds from shares sold                                                1,931,105       1,392,241
Cost of shares redeemed                                                 (3,892,357)     (3,012,650)
                                                                      ------------    ------------
                                                                        (1,961,252)     (1,620,409)
                                                                      ------------    ------------
Net decrease from share transactions                                   (13,152,418)    (18,514,288)
                                                                      ------------    ------------
Net increase in net assets                                              17,164,142      20,040,293

Net Assets
Beginning of year                                                      207,356,642     187,316,349
                                                                      ------------    ------------
End of year                                                           $224,520,784    $207,356,642
                                                                      ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                     2,881,046       2,823,401
Redeemed                                                                (4,801,535)     (6,467,613)
                                                                      ------------    ------------
Net decrease in Class A shares outstanding                              (1,920,489)     (3,644,212)
                                                                      ============    ============
Class B:
Sold                                                                       353,684         315,712
Redeemed                                                                  (706,156)       (690,288)
                                                                      ------------    ------------
Net decrease in Class B shares outstanding                                (352,472)       (374,576)
                                                                      ============    ============

See notes to financial statements


Notes to Financial Statements
September 30, 2004


1. Significant Accounting Policies--First Investors Total Return Fund, First Investors Blue Chip Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Value Fund (formerly Utilities Income), First Investors Growth & Income Fund, First Investors All-Cap Growth Fund, First Investors Mid-Cap Opportunity Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation; and First Investors Global Fund, Inc. ("Global Fund"), a Maryland corporation, are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies, with the exception of First Investors Focused Equity Fund, which is registered as a non-diversified series of the investment company. Each Fund accounts separately for the assets, liabilities, and operations of the Fund. Series Fund offers two additional series which are not included in this report. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Growth & Income Fund seeks long-term growth of capital and current income.

All-Cap Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's

September 30, 2004


Board of Directors/Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At September 30, 2004, the Global Fund held two securities that were fair valued by its Valuation Committee with an aggregate value of $301,485 representing .1% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2004, capital loss carryovers were as follows:


                                         Year Capital Loss Carryovers Expire
                    --------------------------------------------------------------------------------
Fund                       Total         2008          2009          2010          2011         2012
----                       -----         ----          ----          ----          ----         ----
Total Return         $22,473,294     $     --    $       --   $ 3,370,272   $19,103,022     $     --
Value                 59,796,762           --     5,133,146    18,257,137    36,406,479           --
Blue Chip            129,277,387           --            --    60,089,848    69,187,539           --
Growth & Income       78,057,817           --            --    13,237,225    64,820,592           --
All-Cap Growth        17,185,776           --            --     6,375,516    10,810,260           --
Mid-Cap Opportunity   12,290,944           --            --     5,604,079     6,686,865           --
Special Situations    60,973,556           --            --    34,927,376    26,046,180           --
Focused Equity        26,520,358      553,800    12,951,888     1,712,582     9,856,986     1,445,102
Global                30,872,163           --            --            --    30,872,163           --

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund and Series Fund II are allocated among and charged to the assets of each Fund in the Series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the All-Cap Growth Fund, Focused Equity Fund, and Global Fund are held by each Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Funds will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market

September 30, 2004


prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the year ended September 30, 2004, the Bank of New York, custodian for the Series Fund and Series Fund II, has provided total credits in the amount of $34,476 against custodian charges based on the uninvested cash balances of these Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended September 30, 2004, the Funds' expenses were reduced by $14,933 under these arrangements.

2. Security Transactions--For the year ended September 30, 2004, purchases and sales of securities and long-term U.S. Government obligations
(excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

                                                          Long-Term U.S.
                              Securities              Government Obligations
                     ---------------------------   ---------------------------
                          Cost of       Proceeds        Cost of       Proceeds
Fund                    Purchases     from Sales      Purchases     from Sales
----                 ------------   ------------   ------------   ------------
Total Return         $105,000,090   $ 71,844,070    $22,871,756    $22,562,644
Value                  48,800,890     17,965,141             --             --
Blue Chip             446,911,205    455,594,176             --             --
Growth & Income       220,982,166    178,505,586             --             --
All-Cap Growth        133,813,051     91,820,378             --             --
Mid-Cap Opportunity   158,232,375    113,067,035             --             --
Special Situations    251,691,015    246,272,461             --             --
Focused Equity         24,487,618     27,442,586             --             --
Global                230,606,554    242,428,575             --             --

At September 30, 2004 aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                          Gross         Gross            Net
                        Aggregate    Unrealized    Unrealized     Unrealized
Fund                         Cost  Appreciation  Depreciation   Appreciation
----                 ------------  ------------  ------------   ------------
Total Return         $222,811,590  $ 32,549,313   $ 6,068,003    $26,481,310
Value                 168,504,056    40,253,651     2,070,463     38,183,188
Blue Chip             394,568,466    85,184,080     7,696,987     77,487,093
Growth & Income       487,875,371   112,888,251    20,182,309     92,705,942
All-Cap Growth        129,241,275    27,162,469     4,717,697     22,444,772
Mid-Cap Opportunity   271,403,209    64,692,183    12,184,848     52,507,335
Special Situations    175,284,463    42,723,628     8,337,754     34,385,874
Focused Equity         57,886,789     5,906,553     3,554,533      2,352,020
Global                198,881,046    32,127,158     5,421,668     26,705,490

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC"), their transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank, ("FIFSB"), custodian of the Funds' retirement accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended September 30, 2004, total directors/trustees fees accrued by the Funds amounted to $88,194.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Blue Chip, Mid-Cap Opportunity and Special Situations Funds-- 1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets for the year ended September 30, 2004.

Value, Growth & Income, All-Cap Growth and Focused Equity Funds-- .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million.

September 30, 2004


Global Fund--1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million.

For the year ended September 30, 2004, total advisory fees accrued to FIMCO by the Funds were $20,421,826 of which $1,998,992 was waived.

For the year ended September 30, 2004, FIC, as underwriter, received $17,338,405 in commissions from the sale of shares of the Funds, after allowing $15,592 to other dealers. Shareholder servicing costs included $6,283,485 in transfer agent fees accrued to ADM and $1,959,567 in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended September 30, 2004, total distribution plan fees accrued to FIC by the Funds amounted to $9,397,823.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to All-Cap Growth Fund, Focused Equity Fund and Global Fund. The subadviser is paid by FIMCO and not by the Funds.

4. Forward Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

Global Fund had the following forward currency contracts outstanding at September 30, 2004:

Contracts to Buy                                                Unrealized
Foreign Currency              In Exchange for  Settlement Date        Gain
----------------------------  ---------------  ---------------  ----------
54,158,935 Japanese Yen          US$  486,188      10/1/04       US$ 5,205
20,616,962 Japanese Yen               186,017      10/4/04           1,045
   730,019 Australian Dollar          523,080      10/5/04           5,709
26,846,377 Japanese Yen               242,954      10/5/04             628
33,210,000 Japanese Yen               298,544      10/6/04           2,776
                              ---------------                   ----------
                                   $1,736,783                      $15,363
                              ===============                   ----------

Contracts to Sell                                               Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
   213,689 British Pound         US$  387,334      10/1/04       US$   652
   524,445 Euro                       646,168      10/1/04          (5,192)
    45,628 Swiss Franc                 36,247      10/1/04            (293)
    67,591 Swiss Franc                 53,688      10/4/04            (441)
                              ---------------                   ----------
                                   $1,123,437                      $(5,274)
                              ===============                   ----------
     Net Unrealized Gain on Forward Currency Contracts             $10,089
                                                                ==========

5. Capital--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The Series Fund has established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares. Of the 100,000,000 $0.001 par value shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund. Of the 100,000,000 $1.00 par value Global Fund shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

September 30, 2004


6. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2004, Total Return Fund held two 144A securities with an aggregate value of $1,936,881 representing .7% of the Fund's net assets. These securities are valued as set forth in Note 1A.

7. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended September 30, 2004 and 2003 were as follows:

                                             Distributions Declared
                                               from Ordinary Income
                                  ---------------------------------
Fund                                     in 2004            in 2003
----                              --------------     --------------
Total Return                          $3,663,467         $3,030,869
Value                                  1,979,769          1,908,744
Blue Chip                                     --                 --
Growth & Income                        1,198,784          1,561,227
All-Cap Growth                                --                --
Mid-Cap Opportunity                           --                --
Special Situations                            --                --
Focused Equity                                --                --
Global                                        --                --


As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                      Total
                 Undistributed        Capital                 Distributable
                      Ordinary           Loss     Unrealized         Income
Fund                    Income     Carryovers   Appreciation       (Deficit)
----              ------------   ------------   ------------   ------------
Total Return       $   409,647   $(22,473,294)   $26,481,310   $  4,417,663
Value                  156,825    (59,796,762)    38,183,188    (21,456,749)
Blue Chip                   --   (129,277,387)    77,487,093    (51,790,294)
Growth & Income      1,142,907    (78,057,817)    92,705,942     15,791,032
All-Cap Growth              --    (17,185,776)    22,444,772      5,258,996
Mid-Cap Opportunity         --    (12,290,944)    52,507,335     40,216,391
Special Situations          --    (60,973,556)    34,385,874    (26,587,682)
Focused Equity              --    (26,520,358)     2,352,020    (24,168,338)
Global                  15,795    (30,872,163)    26,713,693     (4,142,675)

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2000             $14.34       $ .31         $ 2.29      $ 2.60       $ .27       $ .40          $ .67
2001              16.27         .26          (2.86)      (2.60)        .32        1.07           1.39
2002++            12.28         .22          (1.59)      (1.37)        .32          --            .32
2003              10.59         .20           1.44        1.64         .21          --            .21
2004              12.02         .20            .96        1.16         .20          --            .20

Class B
-------
2000              14.17         .21           2.24        2.45         .17         .40            .57
2001              16.05         .18          (2.84)      (2.66)        .21        1.07           1.28
2002++            12.11         .15          (1.59)      (1.44)        .21          --            .21
2003              10.46         .09           1.44        1.53         .13          --            .13
2004              11.86         .12            .94        1.06         .12          --            .12

-----------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
2000             $ 7.99       $ .13         $ 1.21      $ 1.34       $ .13       $ .60          $ .73
2001               8.60         .10          (2.10)      (2.00)        .11         .56            .67
2002++             5.93         .11          (1.65)      (1.54)        .13          --            .13
2003               4.26         .08            .73         .81         .08          --            .08
2004               4.99         .07            .96        1.03         .07          --            .07

Class B
-------
2000               7.88         .08           1.18        1.26         .07         .60            .67
2001               8.47         .06          (2.07)      (2.01)        .06         .56            .62
2002++             5.84         .07          (1.63)      (1.56)        .08          --            .08
2003               4.20         .05            .71         .76         .04          --            .04
2004               4.92         .03            .95         .98         .03          --            .03

-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2000              $16.27     18.67%        $120        1.33%       2.00%      1.58%        1.75%        118%
2001               12.28    (17.31)         121        1.37        2.02        1.62        1.77         130
2002++             10.59    (11.44)         129        1.47        1.91        1.72        1.66         185
2003               12.02     15.58          177        1.52        1.72        1.77        1.47          80
2004               12.98      9.65          231        1.44        1.60        1.65        1.39          41

Class B
-------
2000               16.05     17.79           16        2.03        1.30        2.28        1.05         118
2001               12.11    (17.82)          19        2.07        1.32        2.32        1.07         130
2002++             10.46    (12.09)          22        2.17        1.21        2.42         .96         185
2003               11.86     14.71           28        2.22        1.02        2.47         .77          80
2004               12.80      8.92           36        2.14         .90        2.35         .69          41

-----------------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
2000              $ 8.60     17.58%        $187        1.31%       1.57%        N/A         N/A          46%
2001                5.93    (24.98)         149        1.37        1.47         N/A         N/A          51
2002++              4.26    (26.34)          99        1.51        1.93         N/A         N/A          40
2003                4.99     19.04          126        1.67        1.69         N/A         N/A         198
2004                5.95     20.57          185        1.48        1.21         N/A         N/A          11

Class B
-------
2000                8.47     16.77           32        2.01         .87         N/A         N/A          46
2001                5.84    (25.46)          26        2.07         .77         N/A         N/A          51
2002++              4.20    (26.94)          17        2.21        1.23         N/A         N/A          40
2003                4.92     18.26           19        2.37         .99         N/A         N/A         198
2004                5.87     19.91           23        2.18         .51         N/A         N/A          11

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                   Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
2000             $27.15       $(.09)        $ 5.68      $ 5.59        $ --       $1.65          $1.65
2001              31.09          --          (8.64)      (8.64)        .01        3.30           3.31
2002              19.14        (.03)         (4.55)      (4.58)         --          --             --
2003              14.56          --           2.58        2.58          --          --             --
2004              17.14         .01           1.54        1.55          --          --             --

Class B
-------
2000              26.61        (.25)          5.50        5.25          --        1.65           1.65
2001              30.21        (.16)         (8.33)      (8.49)         --        3.30           3.30
2002              18.42        (.16)         (4.35)      (4.51)         --          --             --
2003              13.91        (.11)          2.46        2.35          --          --             --
2004              16.26        (.13)          1.48        1.35          --          --             --

-----------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2000             $15.18       $ .01         $ 2.98      $ 2.99        $.01       $1.55          $1.56
2001              16.61         .06          (3.99)      (3.93)        .03        1.49           1.52
2002++            11.16         .03          (2.31)      (2.28)        .05          --            .05
2003               8.83         .04           1.85        1.89         .04          --            .04
2004              10.68         .06           1.43        1.49         .03          --            .03

Class B
-------
2000              14.90        (.08)          2.90        2.82          --        1.55           1.55
2001              16.17        (.01)         (3.88)      (3.89)         --        1.49           1.49
2002++            10.79        (.04)         (2.24)      (2.28)         --          --             --
2003               8.51        (.03)          1.78        1.75          --          --             --
2004              10.26        (.03)          1.39        1.36          --          --             --

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
2000              $31.09     21.49%         $615       1.27%       (.31)%      1.34%       (.38)%       125%
2001               19.14    (30.88)          445       1.35        (.02)       1.43        (.10)        117
2002               14.56    (23.93)          333       1.48        (.17)       1.58        (.27)        144
2003               17.14     17.72           383       1.56          --        1.68        (.12)        111
2004               18.69      9.04           414       1.47         .03        1.58        (.08)         94

Class B
-------
2000               30.21     20.60           105       1.97       (1.01)       2.04       (1.08)        125
2001               18.42    (31.33)           78       2.05        (.72)       2.13        (.80)        117
2002               13.91    (24.48)           57       2.18        (.87)       2.28        (.97)        144
2003               16.26     16.90            62       2.26        (.70)       2.38        (.82)        111
2004               17.61      8.30            61       2.17        (.67)       2.28        (.78)         94

-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2000              $16.61     21.31%         $494       1.28%        .05%        N/A         N/A         142%
2001               11.16    (25.91)          383       1.34         .47         N/A         N/A         168
2002++              8.83    (20.53)          318       1.46         .33         N/A         N/A         169
2003               10.68     21.49           400       1.52         .44         N/A         N/A          70
2004               12.14     13.95           499       1.42         .53         N/A         N/A          32

Class B
-------
2000               16.17     20.49           107       1.98        (.65)        N/A         N/A         142
2001               10.79    (26.38)           82       2.04        (.23)        N/A         N/A         168
2002++              8.51    (21.13)           65       2.16        (.37)        N/A         N/A         169
2003               10.26     20.56            76       2.22        (.26)        N/A         N/A          70
2004               11.62     13.26           83        2.12        (.17)        N/A         N/A          32

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)          $10.00       $(.05)        $(3.42)     $(3.47)         --          --             --
2002               6.53        (.06)         (1.14)      (1.20)         --          --             --
2003               5.33        (.06)          1.48        1.42          --          --             --
2004               6.75        (.07)          1.12        1.05          --          --             --

Class B
-------
2001(a)           10.00        (.08)         (3.43)      (3.51)         --          --             --
2002               6.49        (.10)         (1.13)      (1.23)         --          --             --
2003               5.26        (.09)          1.44        1.35          --          --             --
2004               6.61        (.12)          1.10         .98          --          --             --

-----------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2000             $21.02        (.10)        $ 8.02      $ 7.92          --       $2.28          $2.28
2001              26.66        (.05)         (7.67)      (7.72)         --        1.30           1.30
2002              17.64        (.13)         (1.73)      (1.86)         --          --             --
2003              15.78        (.12)          3.52        3.40          --          --             --
2004              19.18        (.09)          3.62        3.53          --          --             --

Class B
-------
2000              20.35        (.20)          7.67        7.47          --        2.28           2.28
2001              25.54        (.18)         (7.32)      (7.50)         --        1.30           1.30
2002              16.74        (.24)         (1.63)      (1.87)         --          --             --
2003              14.87        (.23)          3.31        3.08          --          --             --
2004              17.95        (.23)          3.38        3.15          --          --             --

-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)           $ 6.53    (34.70)%        $ 35       1.75%+      (.90)%+     2.10%+     (1.25)%+       84%
2002                5.33    (18.38)           44       1.75       (1.03)       1.98       (1.26)        138
2003                6.75     26.64            77       1.94       (1.15)       1.96       (1.17)        126
2004                7.80     15.56           130       1.68       (1.12)        N/A         N/A          75

Class B
-------
2001(a)             6.49    (35.10)            8       2.45+      (1.60)+      2.80+      (1.95)+        84
2002                5.26    (18.95)            9       2.45       (1.73)       2.68       (1.96)        138
2003                6.61     25.67            14       2.64       (1.85)       2.66       (1.87)        126
2004                7.59     14.83            20       2.38       (1.82)        N/A         N/A          75

-----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2000              $26.66     41.41%         $120       1.42%       (.52)%      1.67%       (.77)%       180%
2001               17.64    (30.34)          109       1.51        (.27)       1.76        (.52)        123
2002               15.78    (10.55)          131       1.70        (.82)       1.95       (1.07)        112
2003               19.18     21.55           192       1.73        (.80)       1.97       (1.04)         37
2004               22.71     18.41           277       1.56        (.46)       1.73        (.63)         40

Class B
-------
2000               25.54     40.46            24       2.12       (1.22)       2.37       (1.47)        180
2001               16.74    (30.84)           22       2.21        (.97)       2.46       (1.22)        123
2002               14.87    (11.17)           25       2.40       (1.52)       2.65       (1.77)        112
2003               17.95     20.71            35       2.43       (1.50)       2.67       (1.74)         37
2004               21.10     17.55            46       2.26       (1.16)       2.43       (1.33)         40

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2000             $23.40       $(.18)        $ 9.81      $ 9.63          --       $1.21          $1.21
2001              31.82        (.18)        (11.59)     (11.77)         --        4.89           4.89
2002              15.16        (.19)         (2.31)      (2.50)         --          --             --
2003              12.66        (.17)          3.14        2.97          --          --             --
2004              15.63        (.18)          1.39        1.21          --          --             --

Class B
-------
2000              22.62        (.33)          9.38        9.05          --        1.21           1.21
2001              30.46        (.29)        (11.00)     (11.29)         --        4.89           4.89
2002              14.28        (.29)         (2.15)      (2.44)         --          --             --
2003              11.84        (.25)          2.93        2.68          --          --             --
2004              14.52        (.30)          1.32        1.02          --          --             --

-----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2000             $10.88       $(.08)        $ (.42)     $ (.50)         --          --             --
2001              10.38        (.03)         (2.63)      (2.66)         --          --             --
2002               7.72        (.07)         (1.92)      (1.99)         --          --             --
2003               5.73        (.02)          1.52        1.50          --          --             --
2004               7.23        (.02)           .62         .60          --          --             --

Class B
-------
2000              10.84        (.15)          (.43)       (.58)         --          --             --
2001              10.26        (.09)         (2.59)      (2.68)         --          --             --
2002               7.58        (.13)         (1.86)      (1.99)         --          --             --
2003               5.59        (.07)          1.48        1.41          --          --             --
2004               7.00        (.08)           .61         .53          --          --             --

-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2000              $31.82     43.07%         $276       1.41%       (.68)%      1.60%       (.87)%       161%
2001               15.16    (42.86)          164       1.54        (.94)       1.75       (1.15)        183
2002               12.66    (16.49)          138       1.69       (1.24)       1.93       (1.48)        153
2003               15.63     23.46           169       1.80       (1.26)       2.05       (1.51)        111
2004               16.84      7.74           190       1.63       (1.08)       1.86       (1.31)        119

Class B
-------
2000               30.46     41.94            34       2.11       (1.38)       2.30       (1.57)        161
2001               14.28    (43.26)           21       2.24       (1.64)       2.45       (1.85)        183
2002               11.84    (17.09)           18       2.39       (1.94)       2.63       (2.18)        153
2003               14.52     22.63            20       2.50       (1.96)       2.75       (2.21)        111
2004               15.54      7.03            21       2.33       (1.78)       2.56       (2.01)        119

-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2000              $10.38     (4.60)%        $ 75       1.62%       (.76)%      1.52%       (.66)%       178%
2001                7.72    (25.63)           51       1.75        (.35)        N/A         N/A         240
2002                5.73    (25.78)           38       1.83        (.90)        N/A         N/A         150
2003                7.23     26.18            48       1.99        (.35)        N/A         N/A          49
2004                7.83      8.30            49       1.85        (.30)        N/A         N/A          39

Class B
-------
2000               10.26     (5.35)           18       2.32       (1.46)       2.22       (1.36)        178
2001                7.58    (26.12)           13       2.45       (1.05)        N/A         N/A         240
2002                5.59    (26.25)            9       2.53       (1.60)        N/A         N/A         150
2003                7.00     25.22            11       2.69       (1.05)        N/A         N/A          49
2004                7.53      7.57            11       2.55       (1.00)        N/A         N/A          39

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2000             $ 8.11       $(.02)        $  .91      $  .89          --       $ .89          $ .89
2001               8.11        (.01)         (2.13)      (2.14)         --         .76            .76
2002               5.21        (.01)          (.96)       (.97)         --          --             --
2003               4.24        (.01)           .93         .92          --          --             --
2004               5.16        (.01)           .78         .77          --          --             --

Class B
-------
2000               7.88        (.07)           .88         .81          --         .89            .89
2001               7.80        (.06)         (2.03)      (2.09)         --         .76            .76
2002               4.95          --           (.95)       (.95)         --          --             --
2003               4.00        (.04)           .88         .84          --          --             --
2004               4.84        (.05)           .73         .68          --          --             --

-----------------------------------------------------------------------------------------------------

  * Calculated without sales charges.

 ** Net of expenses waived or assumed by the investment adviser
    (Note 3).

  + Annualized

 ++ Prior to October 1, 2001, the Total Return Fund, Growth & Income
    Fund, and Value Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on the total net assets of the Funds.

+++ Prior to December 31, 2002, known as Utilities Income Fund.

(a) For the period October 25, 2000 (commencement of operations) to
    September 30, 2001.


See notes to financial statements




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2000              $ 8.11     11.73%         $350       1.65%       (.26)%       N/A         N/A         102%
2001                5.21    (28.87)          234       1.77        (.21)        N/A         N/A         116
2002                4.24    (18.62)          173       1.87        (.35)        N/A         N/A         125
2003                5.16     21.70           192       1.98        (.19)        N/A         N/A         112
2004                5.93     14.92           209       1.86        (.13)        N/A         N/A         105

Class B
-------
2000                7.80     10.99            26       2.35        (.96)        N/A         N/A         102
2001                4.95    (29.42)           18       2.47        (.91)        N/A         N/A         116
2002                4.00    (19.19)           14       2.57       (1.05)        N/A         N/A         125
2003                4.84     21.00            15       2.68        (.89)        N/A         N/A         112
2004                5.52     14.05            15       2.56        (.83)        N/A         N/A         105

-----------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Blue Chip Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Series Fund), the All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund and Value Fund (each a series of First Investors Series Fund II, Inc.), and First Investors Global Fund, Inc. as of September 30, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip Fund, Special Situations Fund, Total Return Fund, All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Value Fund, and Global Fund as of September 30, 2004, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
November 1, 2004

This page intentionally left blank.


FIRST INVESTORS EQUITY FUNDS
Directors/Trustees and Officers*

                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Year of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                  DISINTERESTED DIRECTORS/TRUSTEES

Robert M. Grohol  1932        Director/Trustee         None/Retired             50              None
c/o First Investors           since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  1922             Director/Trustee         None/Retired             50              None
c/o First Investors           since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein  1921      Director/Trustee         None/Retired             50              None
c/o First Investors           since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  1932        Director/Trustee         Owner                    50              None
c/o First Investors           since 1/19/95            Hampton
Management Company, Inc.                               Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  1929     Director/Trustee         None/Retired             50              None
c/o First Investors           since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005





                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Year of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                            INTERESTED DIRECTORS/TRUSTEES**

Glenn O. Head  1925           Director/Trustee         Chairman of              50              None
c/o First Investors           since 1968               First Investors
Management Company, Inc.                               Corporation,
95 Wall Street                                         First Investors
New York, NY 10005                                     Consolidated
                                                       Corporation,
                                                       First Investors
                                                       Management
                                                       Company, Inc., and
                                                       Administrative Data
                                                       Management Corp.,
                                                       and officer of
                                                       other affiliated
                                                       companies***

Kathryn S. Head  1955         Director/Trustee         Vice President           50              None
c/o First Investors           since 3/17/94            of First Investors
Management Company, Inc.                               Corporation,
581 Main Street               President                President of
Woodbridge, NJ 07095          since 11/15/01           First Investors
                                                       Consolidated
                                                       Corporation,
                                                       President of
                                                       First Investors
                                                       Management
                                                       Company, Inc.,
                                                       President of
                                                       Administrative Data
                                                       Management Corp.,
                                                       Chairman of
                                                       First Investors
                                                       Federal Savings
                                                       Bank and
                                                       officer of
                                                       other affiliated
                                                       companies***





FIRST INVESTORS EQUITY FUNDS
Directors/Trustees and Officers* (continued)

                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Year of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                   INTERESTED DIRECTORS/TRUSTEES (continued)

John T. Sullivan  1932        Director/Trustee         Of Counsel               50              None
c/o First Investors           since 9/20/79            Hawkins,
Management Company, Inc.                               Delafield &
95 Wall Street                                         Wood; Director
New York, NY 10005                                     and Chairman
                                                       of Executive
                                                       Committee of
                                                       First Investors
                                                       Corporation

  * Each Director/Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested directors/trustees because
    (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds, and (c) they are officers of the Funds. Ms.
    Head is the daughter of Mr. Head. Mr. Sullivan is an interested director/trustee because he is a director and Chairman of the Executive Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First
    Investors Leverage Corporation, Route 33 Realty Corporation, First
    Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real
    Property Development Corporation, School Financial Management
    Services, Inc., First Investors Federal Savings Bank, First Investors
    Credit Corporation and First Investors Resources, Inc.





                                 Position(s)
                                 Held with              Principal                Number of       Other
                                 Funds and              Occupation(s)            Portfolios in   Trusteeships
Name, Year of Birth              Length of              During Past              Fund Complex    Directorships
and Address                      Service                5 Years                  Overseen        Held
-------------------              ------------------     ------------------       ------------    ------------

                                 OFFICER(S) WHO ARE NOT DIRECTORS/TRUSTEES

Joseph I. Benedek  1957          Treasurer              Treasurer                50              None
c/o First Investors              since 1988             and Principal
Management Company, Inc.                                Accounting Officer
581 Main Street
Woodbridge, NJ 07095

Dennis T. Fitzpatrick  1958      Vice President         Portfolio Manager        2               None
c/o First Investors              Series Funs,           of First Investors
Management Company, Inc.         since 1998             Management
95 Wall Street                                          Company, Inc.
New York, NY 10005

George V. Ganter  1952           Vice President,        Portfolio Manager        2               None
c/o First Investors              Series Fund,           of First Investors
Management Company, Inc.         since 2000             Management
95 Wall Street                                          Company, Inc.
New York, NY 10005

Clark D. Wagner  1959            Vice President         Director of              27              None
c/o First Investors              Series Fund,           Fixed Income
Management Company, Inc.         since 1991             (previously Chief
95 Wall Street                                          Investment Officer)
New York, NY 10005                                      of First Investors
                                                        Management
                                                        Company, Inc.

FIRST INVESTORS EQUITY FUNDS

Shareholder Information
-----------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser (All-Cap Growth Fund,
Focused Equity Fund and Global Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian  (Global Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, commencing on August 31, 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (beginning the 1st quarter ending December 31, 2004) on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings will also be available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

NOTES

Item 2.  Code of Ethics

As of the end of the period, September 30, 2004, the Registrant has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. A copy of the code of ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.


Item 3.  Audit Committee Financial Expert

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2003      2002
						   ----	     ----
(a) Audit Fees
     First Investors
	Series Fund
	    Total Return Fund		       $ 14,900	 $ 14,900
	    Blue Chip Fund			 33,900	   33,900
	    Special Situations Fund		 24,900    24,900
	Series Fund II, Inc.
	    Value Fund				 20,900    20,900
	    Growth & Income Fund		 32,900    32,900
	    All-Cap Growth Fund			 10,900    10,900
	    Mid-Cap Opportunity Fund		 13,900	   13,900
	    Focused Equity Fund			 10,900	   10,900
	Global Fund, Inc.			 34,900    34,900


(b) Audit-Related Fees
     First Investors
	Series Fund
	    Total Return Fund		       $      0	 $	0
	    Blue Chip Fund			      0	        0
	    Special Situations Fund		      0		0
	Series Fund II, Inc.
	    Value Fund				      0		0
	    Growth & Income Fund		      0		0
	    All-Cap Growth Fund			      0		0
	    Mid-Cap Opportunity Fund		      0		0
	    Focused Equity Fund			      0         0
	Global Fund, Inc.			      0		0


(c) Tax Fees
     First Investors
	Series Fund
	    Total Return Fund		       $  3,500	 $  3,500
	    Blue Chip Fund	   		  3,500     3,500
	    Special Situations Fund		  3,500	    3,500
	Series Fund II, Inc.
	    Value Fund				  3,500	    3,500
	    Growth & Income Fund		  3,500	    3,500
	    All-Cap Growth Fund			  3,500	    3,500
	    Mid-Cap Opportunity Fund		  3,500	    3,500
	    Focused Equity Fund			  3,500	    3,500
	Global Fund, Inc.			  3,500	    3,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees
     First Investors
	Series Fund
	    Total Return Fund		       $      0	 $	0
	    Blue Chip Fund			      0		0
	    Special Situations Fund		      0		0
	Series Fund II, Inc.
	    Value Fund				      0		0
	    Growth & Income Fund		      0		0
	    All-Cap Growth Fund			      0		0
	    Mid-Cap Opportunity Fund		      0		0
	    Focused Equity Fund			      0		0
	Global Fund, Inc.			      0		0


(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things,

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approved of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to meet with the Funds' independent auditors, including
meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund's by the auditors; (ii) to discuss any matters of concern relating to the Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(g)	to receive and consider (i) information and comments from
the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(h)	to consider the effect upon the Funds of any changes in
accounting principles or practices proposed by management or the auditors;

	(i)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;

	(j)	to receive reports from Fund management in connection with
the required certifications on Form N-CSR under the 1940 Act of any significant deficiencies in the design or operation of the Funds' internal control over financial reporting or material weakness therein and any reported evidence of fraud, whether or not material, involving management or other employees of the Funds who have a significant role in the Funds' internal control over financial reporting;

	(k)	to investigate improprieties or suspected improprieties in
the Funds' accounting or financial reporting brought to the attention of the Audit Committee;

	(l)	to receive and consider reports from attorneys, in
accordance with the "Up-the-Ladder" Reporting Policies for attorneys who appear or practice before the Securities and Exchange Commission in the representation of the Funds and in accordance with applicable federal law, and auditors relating to possible material violations of federal or state law or fiduciary duty;

	(m)	to report its activities to the full Board on a regular
basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate;

	(n)	to meet with the Treasurer of the Funds and, as necessary,
with internal auditors, if any, for the management company; and

	(o)	to perform such other functions and to have such powers as
may be necessary or appropriate in the efficient and lawful discharge of the powers provided in this Charter.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended September 30, 2004 and 2003 were $0 and $0, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 Audit Committee Members -
		Robert M. Grohol
		Rex R. Reed
		Herbert Rubinstein
		James M. Srygley
		Robert F. Wentworth

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 9.  Submission of Matters to a Vote of Security Holders

The Nominating and Compensation Committee (the "Committee") of the Board of Directors/Trustees of the First Investors Family of Funds (the "Board") was established in November 2004. The Committee is comprised of all the Independent Directors/Trustees. The Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Directors/Trustees on the Board, evaluating candidates' qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors/Trustees, and reviewing director/trustee compensation. When the Board has, or expects to have, vacancies, the Committee shall consider shareholder recommendations for nominations to fill such vacancies if such recommendations are submitted in writing and addressed to the Committee at the Funds' offices at: First Investors Funds, 95 Wall Street, New York, NY 10005.


Item 10. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits

(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  December 7, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  December 7, 2004